================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21261
                                  ----------------------------------------------

                                 Rydex ETF Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
--------------------------------------------------------------------------------
        (Address of principal executive offices)               (Zip code)

                                Carl Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100
                                                   --------------------
Date of fiscal year end: October 31, 2007
                         --------------------

Date of reporting period: January 31, 2007
                          -------------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1. Schedule of Investments.

         Attached hereto.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 2.1%
  Boeing Co. .....................................     43,905       $3,932,132
  General Dynamics Corp. .........................     53,900        4,212,285
  Goodrich Corp. .................................     86,370        4,233,857
  Honeywell International, Inc. ..................     92,148        4,210,242
  L-3 Communications Holdings, Inc. ..............     47,112        3,879,202
  Lockheed Martin Corp. ..........................     43,782        4,255,173
  Northrop Grumman Corp. .........................     59,465        4,218,447
  Raytheon Co. ...................................     75,352        3,910,769
  Rockwell Collins, Inc. .........................     63,405        4,324,855
  United Technologies Corp. ......................     63,648        4,329,337
                                                                --------------
TOTAL AEROSPACE & DEFENSE                                           41,506,299
                                                                --------------

  AIR FREIGHT & LOGISTICS 0.4%
  FedEx Corp. ....................................     34,387        3,796,325
  United Parcel Service, Inc. -- Class B..........     51,373        3,713,240
                                                                --------------
TOTAL AIR FREIGHT & LOGISTICS
                                                                     7,509,565
                                                                --------------

  AIRLINES 0.2%
  Southwest Airlines Co. .........................    250,311        3,779,696
                                                                --------------
TOTAL AIRLINES                                                       3,779,696
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  AUTO COMPONENTS 0.5%
  Goodyear Tire & Rubber Co.*.....................    210,842       $5,205,689
  Johnson Controls, Inc. .........................     47,234        4,367,256
                                                                --------------
TOTAL AUTO COMPONENTS                                                9,572,945
                                                                --------------

  AUTOMOBILES 0.6%
  Ford Motor Co. .................................    555,790        4,518,573
  General Motors Corp. ...........................    132,801        4,361,185
  Harley-Davidson, Inc. ..........................     56,998        3,891,253
                                                                --------------
TOTAL AUTOMOBILES                                                   12,771,011
                                                                --------------

  BEVERAGES 1.6%
  Anheuser-Busch Cos., Inc. ......................     81,621        4,160,222
  Brown-Forman Corp. -- Class B...................     59,110        3,877,025
  Coca-Cola Co. (The).............................     80,667        3,862,336
  Coca-Cola Enterprises, Inc. ....................    195,069        4,002,816
  Constellation Brands, Inc. -- Class A*..........    139,306        3,446,430
  Molson Coors Brewing Co. -- Class B.............     52,820        4,267,856
  Pepsi Bottling Group, Inc. .....................    123,273        3,899,125
  PepsiCo, Inc. ..................................     63,108        4,117,166
                                                                --------------
TOTAL BEVERAGES                                                     31,632,976
                                                                --------------

  BIOTECHNOLOGY 1.2%
  Amgen, Inc.*....................................     56,347        3,965,138
  Biogen Idec, Inc.*..............................     77,255        3,734,507
  Celgene Corp.*..................................     68,720        3,688,890
  Genzyme Corp.*..................................     64,016        4,207,772

See Notes to Financial Statements.

 2

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Gilead Sciences, Inc.*..........................     62,066       $3,992,085
  Medimmune, Inc.*................................    122,060        4,230,599
                                                                --------------
TOTAL BIOTECHNOLOGY                                                 23,818,991
                                                                --------------

  BUILDING PRODUCTS 0.4%
  American Standard Cos., Inc. ...................     86,661        4,280,187
  Masco Corp. ....................................    132,390        4,235,156
                                                                --------------
TOTAL BUILDING PRODUCTS                                              8,515,343
                                                                --------------

  CAPITAL MARKETS 3.5%
  Ameriprise Financial, Inc. .....................     72,083        4,250,014
  Bank of New York Co., Inc.......................    100,212        4,009,482
  Bear Stearns Cos., Inc. ........................     24,523        4,042,617
  Charles Schwab Corp. ...........................    204,972        3,878,070
  E*Trade Financial Corp.*........................    172,752        4,211,694
  Federated Investors, Inc. -- Class B............    117,931        4,164,144
  Franklin Resources, Inc. .......................     34,668        4,129,305
  Goldman Sachs Group, Inc. ......................     19,658        4,170,641
  Janus Capital Group, Inc. ......................    187,669        3,843,461
  Legg Mason, Inc. ...............................     41,018        4,300,737
  Lehman Brothers Holdings, Inc. .................     51,949        4,272,286
  Mellon Financial Corp. .........................     93,531        3,997,515
  Merrill Lynch & Co., Inc. ......................     43,443        4,064,527
  Morgan Stanley..................................     49,624        4,108,371
  Northern Trust Corp. ...........................     67,775        4,117,331

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  State Street Corp. .............................     59,667       $4,239,340
  T. Rowe Price Group, Inc. ......................     88,821        4,262,520
                                                                --------------
TOTAL CAPITAL MARKETS                                               70,062,055
                                                                --------------
  CHEMICALS 2.6%
  Air Products & Chemicals, Inc. .................     54,718        4,085,246
  Ashland, Inc. ..................................     57,290        3,984,520
  Dow Chemical Co. (The)..........................     98,626        4,096,924
  Du Pont (E.I.) de Nemours & Co. ................     81,478        4,038,050
  Eastman Chemical Co. ...........................     67,435        3,948,994
  Ecolab, Inc. ...................................     87,581        3,844,806
  Hercules, Inc.*.................................    209,572        4,109,707
  International Flavors & Fragrances, Inc. .......     80,977        3,925,765
  Monsanto Co. ...................................     80,507        4,435,131
  PPG Industries, Inc. ...........................     60,101        3,984,095
  Praxair, Inc. ..................................     63,491        4,003,742
  Rohm & Haas Co. ................................     76,139        3,963,796
  Sigma-Aldrich Corp. ............................    100,892        3,828,851
                                                                --------------
TOTAL CHEMICALS                                                     52,249,627
                                                                --------------
  COMMERCIAL BANKS 3.7%
  BB&T Corp. .....................................     89,409        3,778,424
  Comerica, Inc. .................................     67,092        3,978,556
  Commerce Bancorp, Inc. .........................    108,874        3,677,764
  Compass Bancshares, Inc. .......................     66,719        4,063,187
  Fifth Third Bancorp.............................     97,104        3,874,450
  First Horizon National Corp. ...................     96,435        4,204,566
  Huntington Bancshares, Inc. ....................    159,535        3,713,975
  KeyCorp.........................................    105,521        4,027,736
  M&T Bank Corp. .................................     32,327        3,921,588

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Marshall & Ilsley Corp. ........................     82,828       $3,897,886
  National City Corp. ............................    107,867        4,082,766
  PNC Financial Services Group, Inc. .............     53,763        3,966,096
  Regions Financial Corp. ........................    105,730        3,833,770
  SunTrust Banks, Inc. ...........................     46,391        3,855,092
  Synovus Financial Corp. ........................    130,219        4,157,893
  U.S. Bancorp....................................    110,226        3,924,046
  Wachovia Corp. .................................     69,650        3,935,225
  Wells Fargo & Co. ..............................    110,983        3,986,509
  Zions Bancorp...................................     48,460        4,110,377
                                                                --------------
TOTAL COMMERCIAL BANKS                                              74,989,906
                                                                --------------

  COMMERCIAL SERVICES & SUPPLIES 1.8%
  Allied Waste Industries, Inc.*..................    302,615        3,870,446
  Avery Dennison Corp.............................     57,961        3,962,214
  Cintas Corp. ...................................     92,652        3,812,630
  Equifax, Inc. ..................................     95,524        3,967,112
  Monster Worldwide, Inc.*........................     84,913        4,195,551
  Pitney-Bowes, Inc. .............................     84,466        4,043,387
  R.R. Donnelley & Sons Co. ......................    110,495        4,099,364
  Robert Half International, Inc. ................    104,153        4,239,027
  Waste Management, Inc. .........................    105,973        4,024,855
                                                                --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                    36,214,586
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT 1.9%
  ADC Telecommunications, Inc.*...................    262,679       $4,239,639
  Avaya, Inc.*....................................    290,664        3,729,219
  Ciena Corp.*....................................    140,784        3,954,623
  Cisco Systems, Inc.*............................    144,270        3,836,139
  Corning, Inc.*..................................    199,554        4,158,706
  JDS Uniphase Corp.*.............................    221,063        3,930,500
  Juniper Networks, Inc.*.........................    194,252        3,519,846
  Motorola, Inc. .................................    190,900        3,789,365
  QUALCOMM, Inc. .................................    100,188        3,773,080
  Tellabs, Inc.*..................................    381,388        3,840,577
                                                                --------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                    38,771,694
                                                                --------------

  COMPUTERS & PERIPHERALS 2.2%
  Apple, Inc.*....................................     44,624        3,825,616
  Dell, Inc.*.....................................    147,169        3,568,848
  EMC Corp.*......................................    295,181        4,129,582
  Hewlett-Packard Co. ............................     99,031        4,286,062
  International Business Machines Corp. ..........     41,407        4,105,504
  Lexmark International, Inc. -- Class A*.........     54,572        3,439,673
  NCR Corp.*......................................     95,892        4,544,322
  Network Appliance, Inc.*........................     98,164        3,690,966
  QLogic Corp.*...................................    178,964        3,275,041
  SanDisk Corp.*..................................     92,571        3,721,354
  Sun Microsystems, Inc.*.........................    703,001        4,667,927
                                                                --------------
TOTAL COMPUTERS & PERIPHERALS
                                                                    43,254,895
                                                                --------------

See Notes to Financial Statements.

 4

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSTRUCTION & ENGINEERING 0.2%
  Fluor Corp. ....................................     46,644       $3,852,794
                                                                --------------
TOTAL CONSTRUCTION & ENGINEERING
                                                                     3,852,794
                                                                --------------

  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ...........................     43,373        4,417,106
                                                                --------------
TOTAL CONSTRUCTION MATERIALS
                                                                     4,417,106
                                                                --------------
  CONSUMER FINANCE 0.6%
  American Express Co. ...........................     63,872        3,718,628
  Capital One Financial Corp. ....................     51,158        4,113,103
  SLM Corp. ......................................     79,653        3,660,852
                                                                --------------
TOTAL CONSUMER FINANCE                                              11,492,583
                                                                --------------

  CONTAINERS & PACKAGING 1.0%
  Ball Corp. .....................................     90,874        4,209,284
  Bemis Co. ......................................    115,209        3,906,737
  Pactiv Corp.*...................................    110,787        3,593,930
  Sealed Air Corp. ...............................     62,824        4,140,101
  Temple-Inland, Inc. ............................     88,205        4,404,958
                                                                --------------
TOTAL CONTAINERS & PACKAGING
                                                                    20,255,010
                                                                --------------

  DISTRIBUTORS 0.2%
  Genuine Parts Co. ..............................     82,726        3,931,140
                                                                --------------
TOTAL DISTRIBUTORS                                                   3,931,140
                                                                --------------

  DIVERSIFIED CONSUMER SERVICES 0.4%
  Apollo Group, Inc. -- Class A*..................     98,748        4,285,663
  H&R Block, Inc. ................................    167,603        4,123,034
                                                                --------------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                     8,408,697
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  DIVERSIFIED FINANCIAL SERVICES 1.2%
  Bank of America Corp. ..........................     74,320       $3,907,746
  Chicago Mercantile Exchange Holdings, Inc. .....      7,456        4,199,965
  CIT Group, Inc. ................................     74,168        4,372,945
  Citigroup, Inc. ................................     73,986        4,078,848
  JPMorgan Chase & Co. ...........................     82,250        4,188,993
  Moody's Corp. ..................................     56,308        4,029,400
                                                                --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                    24,777,897
                                                                --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
  AT&T Corp. .....................................    110,835        4,170,721
  CenturyTel, Inc. ...............................     92,485        4,147,028
  Citizens Communications Co. ....................    275,049        4,032,218
  Embarq Corp. ...................................     77,322        4,292,144
  Qwest Communications International, Inc.*.......    509,526        4,152,637
  Verizon Communications, Inc. ...................    109,175        4,205,421
  Windstream Corp. ...............................    276,318        4,111,612
                                                                --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                    29,111,781
                                                                --------------
  ELECTRIC UTILITIES 2.4%
  Allegheny Energy, Inc.*.........................     89,110        4,145,397
  American Electric Power Co., Inc. ..............     92,948        4,046,027
  Duke Energy Corp. ..............................    201,899        3,975,391
  Edison International............................     87,348        3,928,913
  Entergy Corp. ..................................     42,773        3,971,473
  Exelon Corp. ...................................     63,175        3,789,868

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  FirstEnergy Corp. ..............................     64,980       $3,855,263
  FPL Group, Inc. ................................     72,077        4,083,162
  Pinnacle West Capital Corp. ....................     78,611        3,835,431
  PPL Corp. ......................................    108,768        3,872,141
  Progress Energy, Inc. ..........................     80,149        3,810,284
  Southern Co. ...................................    105,949        3,870,317
                                                                --------------
TOTAL ELECTRIC UTILITIES                                            47,183,667
                                                                --------------
  ELECTRICAL EQUIPMENT 0.8%
  American Power Conversion Corp. ................    128,921        3,963,031
  Cooper Industries Ltd., -- Class A..............     43,412        3,967,423
  Emerson Electric Co. ...........................     91,957        4,135,306
  Rockwell Automation, Inc........................     62,879        3,848,824
                                                                --------------
TOTAL ELECTRICAL EQUIPMENT                                          15,914,584
                                                                --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.1%
  Agilent Technologies, Inc.*.....................    115,933        3,709,856
  Jabil Circuit, Inc. ............................    143,782        3,449,330
  Molex, Inc. ....................................    121,452        3,569,474
  Sanmina-SCI Corp.*..............................  1,108,948        3,881,318
  Solectron Corp.*................................  1,162,595        3,778,434
  Tektronix, Inc. ................................    130,268        3,682,677
                                                                --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                    22,071,089
                                                                --------------
  ENERGY EQUIPMENT & SERVICES 2.1%
  Baker Hughes, Inc. .............................     51,149        3,530,815
  BJ Services Co. ................................    121,224        3,353,056
  ENSCO International, Inc. ......................     79,678        4,053,220

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Halliburton Co. ................................    119,005       $3,515,408
  Nabors Industries Ltd.*.........................    121,023        3,664,576
  National Oilwell Varco, Inc.*...................     58,044        3,519,788
  Noble Corp. ....................................     48,535        3,637,698
  Rowan Cos., Inc. ...............................    105,938        3,484,301
  Schlumberger Ltd. ..............................     57,560        3,654,484
  Smith International, Inc. ......................     89,620        3,556,122
  Transocean, Inc.*...............................     47,183        3,650,549
  Weatherford International Ltd.*.................     85,328        3,445,545
                                                                --------------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                    43,065,562
                                                                --------------
  FOOD & STAPLES RETAILING 1.8%
  Costco Wholesale Corp. .........................     73,056        4,104,286
  CVS Corp. ......................................    128,658        4,329,342
  Kroger Co. .....................................    163,198        4,177,869
  Safeway, Inc. ..................................    115,778        4,171,481
  SUPERVALU, Inc. ................................    109,886        4,173,470
  Sysco Corp. ....................................    108,476        3,747,846
  Wal-Mart Stores, Inc. ..........................     84,947        4,051,123
  Walgreen Co. ...................................     88,531        4,010,454
  Whole Foods Market, Inc. .......................     80,253        3,466,127
                                                                --------------
TOTAL FOOD & STAPLES RETAILING
                                                                    36,231,998
                                                                --------------
  FOOD PRODUCTS 2.4%
  Archer-Daniels-Midland Co. .....................    120,982        3,871,424
  Campbell Soup Co. ..............................     99,889        3,843,729
  ConAgra Foods, Inc. ............................    148,481        3,817,447
  Dean Foods Co.*.................................     91,548        4,050,999
  General Mills, Inc. ............................     68,655        3,929,812
  H.J. Heinz Co. .................................     85,103        4,010,053

See Notes to Financial Statements.

 6

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Hershey Co. (The)...............................     77,953       $3,978,721
  Kellogg Co. ....................................     77,805        3,833,452
  McCormick & Co, Inc. ...........................    100,225        3,912,784
  Sara Lee Corp. .................................    231,980        3,978,457
  Tyson Foods, Inc. -- Class A....................    237,595        4,217,311
  Wm. Wrigley Jr. Co. ............................     75,309        3,879,920
                                                                --------------
TOTAL FOOD PRODUCTS                                                 47,324,109
                                                                --------------

  GAS UTILITIES 0.6%
  Nicor, Inc. ....................................     79,872        3,634,176
  Peoples Energy Corp. ...........................     88,710        3,863,321
  Questar Corp. ..................................     44,262        3,594,074
                                                                --------------
TOTAL GAS UTILITIES                                                 11,091,571
                                                                --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
  Bausch & Lomb, Inc. ............................     76,442        4,256,290
  Baxter International, Inc. .....................     85,500        4,245,930
  Becton Dickinson & Co. .........................     54,272        4,175,688
  Biomet, Inc. ...................................     94,405        3,998,996
  Boston Scientific Corp.*........................    240,014        4,428,258
  C.R. Bard, Inc. ................................     46,868        3,867,547
  Hospira, Inc.*..................................    115,541        4,249,598
  Medtronic, Inc. ................................     73,124        3,908,478
  St Jude Medical, Inc.*..........................    103,766        4,437,034
  Stryker Corp. ..................................     71,719        4,442,275
  Zimmer Holdings, Inc.*..........................     51,300        4,320,486
                                                                --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                    46,330,580
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  HEALTH CARE PROVIDERS & SERVICES 3.7%
  Aetna, Inc. ....................................     92,499       $3,899,758
  AmerisourceBergen Corp. ........................     85,498        4,478,385
  Cardinal Health, Inc. ..........................     60,578        4,326,481
  Caremark Rx, Inc. ..............................     78,085        4,783,487
  Cigna Corp. ....................................     30,485        4,036,214
  Coventry Health Care, Inc.*.....................     78,585        4,051,057
  Express Scripts, Inc.*..........................     57,731        4,013,459
  Health Management Associates, Inc. -- Class A...    194,668        3,786,293
  Humana, Inc.*...................................     71,486        3,967,473
  Laboratory Corp. of America Holdings*...........     54,782        4,023,190
  Manor Care, Inc. ...............................     83,460        4,443,411
  McKesson Corp. .................................     76,933        4,289,015
  Medco Health Solutions, Inc.*...................     76,611        4,536,137
  Patterson Cos., Inc.*...........................    106,258        3,996,363
  Quest Diagnostics, Inc. ........................     75,269        3,950,117
  Tenet Healthcare Corp.*.........................    569,638        4,021,644
  UnitedHealth Group, Inc. .......................     79,246        4,141,396
  WellPoint, Inc.*................................     51,232        4,015,564
                                                                --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                    74,759,444
                                                                --------------

  HEALTH CARE TECHNOLOGY 0.2%
  IMS Health, Inc. ...............................    142,622        4,116,071
                                                                --------------
TOTAL HEALTH CARE TECHNOLOGY
                                                                     4,116,071
                                                                --------------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS RESTAURANTS & LEISURE 2.4%
  Carnival Corp. .................................     82,652       $4,261,537
  Darden Restaurants, Inc. .......................     95,844        3,751,334
  Harrah's Entertainment, Inc. ...................     49,865        4,212,595
  Hilton Hotels Corp. ............................    111,115        3,932,360
  International Game Technology, Inc. ............     86,414        3,755,553
  Marriott International, Inc. -- Class A.........     84,738        4,079,287
  McDonald's Corp. ...............................     90,480        4,012,788
  Starbucks Corp.*................................    107,988        3,773,101
  Starwood Hotels & Resorts Worldwide, Inc. ......     61,471        3,846,855
  Wendy's International, Inc. ....................    116,477        3,955,559
  Wyndham Worldwide Corp.*........................    123,570        3,855,384
  Yum! Brands, Inc. ..............................     67,080        4,025,471
                                                                --------------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                    47,461,824
                                                                --------------
  HOUSEHOLD DURABLES 2.6%
  Black & Decker Corp. ...........................     45,647        3,984,070
  Centex Corp. ...................................     70,409        3,780,259
  D.R. Horton, Inc. ..............................    147,613        4,289,634
  Fortune Brands, Inc. ...........................     47,373        3,966,068
  Harman International Industries, Inc. ..........     38,549        3,645,579
  KB Home.........................................     76,441        4,144,631

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Leggett & Platt, Inc. ..........................    165,125       $4,002,630
  Lennar Corp. -- Class A.........................     74,850        4,070,343
  Newell Rubbermaid, Inc.*........................    135,465        4,001,636
  Pulte Homes, Inc. ..............................    118,998        4,086,391
  Snap-On, Inc. ..................................     81,866        3,946,760
  Stanley Works...................................     76,915        4,404,153
  Whirlpool Corp. ................................     46,087        4,213,734
                                                                --------------
TOTAL HOUSEHOLD DURABLES                                            52,535,888
                                                                --------------
  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. .....................................     62,172        4,067,292
  Colgate-Palmolive Co. ..........................     60,157        4,108,723
  Kimberly-Clark Corp. ...........................     59,182        4,107,231
  Procter & Gamble Co. ...........................     62,270        4,039,455
                                                                --------------
TOTAL HOUSEHOLD PRODUCTS                                            16,322,701
                                                                --------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.8%
  AES Corp.*......................................    172,638        3,589,144
  Constellation Energy Group, Inc. ...............     57,150        4,146,232
  Dynegy, Inc. -- Class A*........................    558,620        3,938,271
  TXU Corp. ......................................     69,987        3,784,897
                                                                --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                    15,458,544
                                                                --------------
  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. .........................................     50,180        3,728,374
  General Electric Co. ...........................    108,298        3,904,143
  Textron, Inc. ..................................     41,864        3,900,469
  Tyco International Ltd. ........................    131,527        4,193,081
                                                                --------------
TOTAL INDUSTRIAL CONGLOMERATES
                                                                    15,726,067
                                                                --------------

See Notes to Financial Statements.

 8

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE 4.6%
  ACE Ltd. .......................................     64,971       $3,754,024
  AFLAC, Inc. ....................................     87,876        4,183,776
  Allstate Corp...................................     60,757        3,655,141
  Ambac Financial Group, Inc. ....................     44,972        3,962,033
  American International Group, Inc. .............     54,776        3,749,417
  Aon Corp. ......................................    108,587        3,893,930
  Chubb Corp. ....................................     75,488        3,928,396
  Cincinnati Financial Corp. .....................     84,959        3,801,066
  Genworth Financial, Inc. -- Class A.............    117,050        4,085,045
  Hartford Financial Services Group, Inc. ........     43,315        4,111,027
  Lincoln National Corp. .........................     61,452        4,125,887
  Loews Corp. ....................................     95,440        4,147,823
  Marsh & McLennan Cos., Inc. ....................    127,660        3,765,970
  MBIA, Inc. .....................................     54,767        3,933,914
  MetLife, Inc. ..................................     67,189        4,173,781
  Principal Financial Group, Inc. ................     67,653        4,168,101
  Progressive Corp. ..............................    164,889        3,823,776
  Prudential Financial, Inc. .....................     45,847        4,086,343
  SAFECO Corp. ...................................     62,220        3,982,702
  St. Paul Travelers Cos., Inc. ..................     74,468        3,786,698
  Torchmark Corp. ................................     61,765        4,014,107
  UnumProvident Corp. ............................    196,510        4,323,220
  XL Capital Ltd. -- Class A......................     55,176        3,807,144
                                                                --------------
TOTAL INSURANCE                                                     91,263,321
                                                                --------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------

  INTERNET & CATALOG RETAIL 0.4%
  Amazon.Com, Inc.*...............................    100,557       $3,787,982
  IAC/InterActiveCorp*............................    104,535        4,014,144
                                                                --------------
TOTAL INTERNET & CATALOG RETAIL
                                                                     7,802,126
                                                                --------------

  INTERNET SOFTWARE & SERVICES 0.8%
  eBay, Inc.*.....................................    120,870        3,914,979
  Google, Inc. -- Class A*........................      8,201        4,111,161
  VeriSign, Inc.*.................................    155,746        3,722,330
  Yahoo!, Inc.*...................................    147,030        4,162,419
                                                                --------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                    15,910,889
                                                                --------------

  IT SERVICES 2.6%
  Affiliated Computer Services, Inc. -- Class A*..     80,469        3,942,176
  Automatic Data Processing, Inc. ................     80,287        3,831,296
  Cognizant Technology Solutions Corp. -- Class
    A*............................................     48,926        4,172,898
  Computer Sciences Corp.*........................     73,280        3,844,269
  Convergys Corp.*................................    163,075        4,246,473
  Electronic Data Systems Corp. ..................    143,113        3,765,303
  Fidelity National Information Services, Inc. ...     96,595        4,107,219
  First Data Corp. ...............................    158,723        3,945,854
  Fiserv, Inc.*...................................     74,710        3,927,505
  Paychex, Inc. ..................................     98,362        3,935,464
  Sabre Holdings Corp. -- Class A.................    123,915        4,003,694

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Unisys Corp.*...................................    527,838       $4,549,963
  Western Union Co. (The).........................    173,134        3,867,814
                                                                --------------
TOTAL IT SERVICES                                                   52,139,928
                                                                --------------

  LEISURE EQUIPMENT & PRODUCTS 0.8%
  Brunswick Corp. ................................    122,132        4,165,922
  Eastman Kodak Co. ..............................    149,994        3,878,845
  Hasbro, Inc. ...................................    146,130        4,150,092
  Mattel, Inc. ...................................    174,614        4,253,597
                                                                --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                    16,448,456
                                                                --------------

  LIFE SCIENCES TOOLS & SERVICES 1.0%
  Applera Corp. -- Applied Biosystems Group.......    103,541        3,599,085
  Millipore Corp.*................................     57,642        3,947,324
  PerkinElmer, Inc. ..............................    177,179        4,229,263
  Thermo Electron Corp.*..........................     86,967        4,161,371
  Waters Corp.*...................................     79,197        4,489,678
                                                                --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                    20,426,721
                                                                --------------

  MACHINERY 2.6%
  Caterpillar, Inc. ..............................     63,601        4,074,916
  Cummins, Inc. ..................................     32,101        4,319,511
  Danaher Corp. ..................................     53,751        3,980,799
  Deere & Co. ....................................     41,132        4,124,717
  Dover Corp. ....................................     79,965        3,966,264
  Eaton Corp. ....................................     50,819        3,981,669
  Illinois Tool Works, Inc. ......................     82,539        4,208,664
  Ingersoll-Rand Co., Ltd. -- Class A.............    100,538        4,311,069
  ITT Corp. ......................................     73,398        4,378,191
  PACCAR, Inc. ...................................     59,386        3,971,142

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Pall Corp. .....................................    113,087       $3,930,904
  Parker Hannifin Corp. ..........................     48,802        4,038,853
  Terex Corp.*....................................     56,369        3,206,832
                                                                --------------
TOTAL MACHINERY                                                     52,493,531
                                                                --------------

  MEDIA 3.6%
  CBS Corp. -- Class B............................    124,570        3,882,847
  Clear Channel Communications, Inc. .............    111,439        4,047,464
  Comcast Corp. -- Class A*.......................     92,052        4,079,745
  DIRECTV Group, Inc.*............................    158,242        3,859,522
  Dow Jones & Co., Inc. ..........................    101,591        3,830,997
  E.W. Scripps Co. -- Class A.....................     77,749        3,796,484
  Gannett Co, Inc. ...............................     64,711        3,762,298
  Interpublic Group of Cos., Inc.*................    330,845        4,353,920
  McGraw-Hill Cos., Inc. .........................     57,259        3,840,934
  Meredith Corp. .................................     70,082        4,132,035
  New York Times Co. -- Class A...................    165,654        3,824,951
  News Corp. -- Class A...........................    186,930        4,346,122
  Omnicom Group, Inc. ............................     37,331        3,927,221
  Time Warner, Inc. ..............................    182,554        3,992,456
  Tribune Co. ....................................    123,875        3,783,143
  Univision Communications, Inc. -- Class A*......    111,661        3,987,414
  Viacom, Inc. -- Class B*........................    104,442        4,247,656
  Walt Disney Co. ................................    113,872        4,004,878
                                                                --------------
TOTAL MEDIA                                                         71,700,087
                                                                --------------

See Notes to Financial Statements.

 10

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METALS & MINING 1.4%
  Alcoa, Inc. ....................................    128,158       $4,139,503
  Allegheny Technologies, Inc. ...................     44,367        4,591,541
  Freeport-McMoRan Copper & Gold, Inc. -- Class
    B.............................................     66,142        3,803,826
  Newmont Mining Corp. ...........................     83,092        3,747,449
  Nucor Corp. ....................................     67,549        4,359,613
  Phelps Dodge Corp. .............................     32,173        3,976,583
  United States Steel Corp. ......................     53,475        4,464,628
                                                                --------------
TOTAL METALS & MINING                                               29,083,143
                                                                --------------
  MULTI-UTILITIES 2.5%
  Ameren Corp. ...................................     72,889        3,871,135
  CenterPoint Energy, Inc. .......................    238,877        4,123,017
  CMS Energy Corp.*...............................    239,791        4,002,112
  Consolidated Edison, Inc. ......................     80,459        3,884,560
  Dominion Resources, Inc. .......................     47,747        3,961,091
  DTE Energy Co. .................................     80,999        3,755,924
  KeySpan Corp. ..................................     96,021        3,917,657
  NiSource, Inc. .................................    161,092        3,833,990
  PG&E Corp. .....................................     83,625        3,903,615
  Public Service Enterprise Group, Inc. ..........     58,977        3,953,228
  Sempra Energy...................................     69,546        3,990,549
  TECO Energy, Inc. ..............................    227,116        3,851,887
  Xcel Energy, Inc. ..............................    168,435        3,929,589
                                                                --------------
TOTAL MULTI-UTILITIES                                               50,978,354
                                                                --------------
  MULTILINE RETAIL 2.1%
  Big Lots, Inc.*.................................    164,964        4,277,517
  Dillard's, Inc. -- Class A......................    113,032        3,881,519

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Dollar General Corp. ...........................    250,476       $4,243,063
  Family Dollar Stores, Inc. .....................    136,973        4,437,925
  Federated Department Stores, Inc. ..............    100,338        4,163,024
  J.C. Penney Holding Co., Inc. ..................     49,067        3,986,203
  Kohl's Corp.*...................................     55,695        3,949,332
  Nordstrom, Inc. ................................     78,100        4,350,951
  Sears Holdings Corp.*...........................     22,422        3,960,846
  Target Corp. ...................................     66,174        4,060,437
                                                                --------------
TOTAL MULTILINE RETAIL                                              41,310,817
                                                                --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*....................................    230,193        3,959,320
                                                                --------------
TOTAL OFFICE ELECTRONICS                                             3,959,320
                                                                --------------
  OIL, GAS & CONSUMABLE FUELS 4.0%
  Anadarko Petroleum Corp. .......................     85,459        3,738,831
  Apache Corp. ...................................     56,596        4,129,810
  Chesapeake Energy Corp. ........................    125,689        3,721,651
  Chevron Corp. ..................................     52,026        3,791,655
  ConocoPhillips..................................     54,113        3,593,644
  Consol Energy, Inc. ............................    110,149        3,792,430
  Devon Energy Corp. .............................     54,747        3,837,217
  El Paso Corp. ..................................    257,330        3,993,762
  EOG Resources, Inc. ............................     56,654        3,916,491
  Exxon Mobil Corp. ..............................     50,242        3,722,932
  Hess Corp. .....................................     75,246        4,062,532
  Kinder Morgan, Inc. ............................     37,203        3,943,518
  Marathon Oil Corp. .............................     40,545        3,662,835
  Murphy Oil Corp. ...............................     73,056        3,631,614

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Occidental Petroleum Corp. .....................     76,086       $3,527,347
  Peabody Energy Corp. ...........................     89,339        3,647,712
  Spectra Energy Corp.*...........................    134,325        3,508,569
  Sunoco, Inc. ...................................     58,131        3,669,810
  Valero Energy Corp. ............................     71,899        3,902,678
  Williams Cos., Inc. ............................    142,990        3,859,300
  XTO Energy, Inc. ...............................     78,311        3,952,356
                                                                --------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                    79,606,694
                                                                --------------

  PAPER & FOREST PRODUCTS 0.6%
  International Paper Co. ........................    113,697        3,831,589
  MeadWestvaco Corp. .............................    130,247        3,925,644
  Weyerhaeuser Co. ...............................     56,295        4,222,125
                                                                --------------
TOTAL PAPER & FOREST PRODUCTS
                                                                    11,979,358
                                                                --------------

  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. ............................    119,007        4,092,651
  Estee Lauder Cos., Inc -- Class A...............     95,762        4,548,695
                                                                --------------
TOTAL PERSONAL PRODUCTS                                              8,641,346
                                                                --------------

  PHARMACEUTICALS 2.9%
  Abbott Laboratories.............................     82,052        4,348,756
  Allergan, Inc. .................................     32,613        3,806,263
  Barr Pharmaceuticals, Inc.*.....................     76,854        4,113,226
  Bristol-Myers Squibb Co. .......................    154,419        4,445,723
  Eli Lilly & Co. ................................     73,082        3,955,198

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Forest Laboratories, Inc.*......................     77,201       $4,331,748
  Johnson & Johnson...............................     59,600        3,981,280
  King Pharmaceuticals, Inc.*.....................    239,341        4,274,630
  Merck & Co., Inc. ..............................     90,484        4,049,159
  Mylan Laboratories, Inc. .......................    191,400        4,237,596
  Pfizer, Inc. ...................................    154,340        4,049,882
  Schering-Plough Corp. ..........................    167,298        4,182,450
  Watson Pharmaceuticals, Inc.*...................    149,622        4,072,711
  Wyeth...........................................     76,904        3,799,827
                                                                --------------
TOTAL PHARMACEUTICALS                                               57,648,449
                                                                --------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.6%
  Apartment Investment & Management Co. -- Class
    A.............................................     69,565        4,356,856
  Archstone-Smith Trust...........................     66,741        4,218,699
  AvalonBay Communities, Inc. ....................     29,643        4,397,835
  Boston Properties, Inc. ........................     33,941        4,279,621
  Equity Office Properties Trust..................     82,540        4,585,097
  Equity Residential Properties Trust.............     75,716        4,261,296
  Kimco Realty Corp. .............................     85,629        4,247,198
  Plum Creek Timber Co., Inc. ....................    102,670        4,132,468
  Prologis........................................     63,216        4,109,040
  Public Storage, Inc. ...........................     40,720        4,428,707

See Notes to Financial Statements.

 12

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Simon Property Group, Inc. .....................     39,235       $4,488,092
  Vornado Realty Trust............................     31,886        3,901,252
                                                                --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                    51,406,161
                                                                --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
  CB Richard Ellis Group, Inc. -- Class A*........    119,454        4,492,665
  Realogy Corp.*..................................    152,175        4,550,032
                                                                --------------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT
                                                                     9,042,697
                                                                --------------
  ROAD & RAIL 1.0%
  Burlington Northern Santa Fe Corp. .............     52,099        4,186,676
  CSX Corp. ......................................    108,317        3,984,982
  Norfolk Southern Corp. .........................     76,651        3,805,722
  Ryder System, Inc. .............................     76,492        4,171,874
  Union Pacific Corp. ............................     41,784        4,220,184
                                                                --------------
TOTAL ROAD & RAIL                                                   20,369,438
                                                                --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.4%
  Advanced Micro Devices, Inc.*...................    174,139        2,707,861
  Altera Corp.*...................................    198,126        3,972,426
  Analog Devices, Inc. ...........................    121,124        3,966,811
  Applied Materials, Inc. ........................    217,175        3,850,513
  Broadcom Corp. -- Class A*......................    117,671        3,756,058
  Intel Corp. ....................................    189,780        3,977,789
  KLA-Tencor Corp. ...............................     78,419        3,860,567

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Linear Technology Corp. ........................    126,366       $3,911,028
  LSI Logic Corp.*................................    421,152        3,958,829
  Maxim Integrated Products, Inc. ................    128,628        3,961,742
  Micron Technology, Inc.*........................    286,350        3,708,232
  National Semiconductor Corp. ...................    168,754        3,903,280
  Novellus Systems, Inc.*.........................    117,497        3,622,433
  NVIDIA Corp.*...................................    106,681        3,269,773
  PMC-Sierra, Inc.*...............................    537,979        3,389,268
  Teradyne, Inc.*.................................    260,374        3,879,573
  Texas Instruments, Inc. ........................    132,057        4,118,858
  Xilinx, Inc. ...................................    159,304        3,871,087
                                                                --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                    67,686,128
                                                                --------------
  SOFTWARE 2.4%
  Adobe Systems, Inc.*............................     95,780        3,722,968
  Autodesk, Inc.*.................................     95,246        4,164,155
  BMC Software, Inc.*.............................    121,930        4,193,173
  CA, Inc. .......................................    173,446        4,258,099
  Citrix Systems, Inc.*...........................    137,442        4,352,788
  Compuware Corp.*................................    454,076        4,073,062
  Electronic Arts, Inc.*..........................     73,800        3,690,000
  Intuit, Inc.*...................................    125,608        3,950,371
  Microsoft Corp. ................................    131,194        4,048,647
  Novell, Inc.*...................................    639,503        4,636,397
  Oracle Corp.*...................................    219,456        3,765,865
  Symantec Corp.*.................................    188,208        3,333,164
                                                                --------------
TOTAL SOFTWARE                                                      48,188,689
                                                                --------------
  SPECIALTY RETAIL 3.2%
  AutoNation, Inc.*...............................    190,527        4,277,331
  AutoZone, Inc.*.................................     33,649        4,227,324

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Bed Bath & Beyond, Inc.*........................     96,267       $4,061,505
  Best Buy Co., Inc. .............................     77,399        3,900,910
  Circuit City Stores, Inc. ......................    168,281        3,434,615
  Gap, Inc. ......................................    194,505        3,728,661
  Home Depot, Inc. ...............................     98,885        4,028,575
  Limited Brands, Inc. ...........................    127,260        3,555,644
  Lowe's Cos., Inc. ..............................    125,589        4,233,605
  Office Depot, Inc.*.............................     98,624        3,687,551
  OfficeMax, Inc. ................................     77,266        3,731,175
  RadioShack Corp. ...............................    226,086        4,996,501
  Sherwin-Williams Co. ...........................     61,204        4,229,196
  Staples, Inc. ..................................    143,515        3,691,206
  Tiffany & Co. ..................................    100,683        3,952,815
  TJX Cos., Inc. .................................    135,463        4,005,641
                                                                --------------
TOTAL SPECIALTY RETAIL                                              63,742,255
                                                                --------------
  TEXTILES, APPAREL & LUXURY GOODS 1.0%
  Coach, Inc.*....................................     91,388        4,191,054
  Jones Apparel Group, Inc. ......................    116,076        3,965,156
  Liz Claiborne, Inc. ............................     89,170        3,959,148
  Nike, Inc. -- Class B...........................     40,767        4,028,187
  VF Corp. .......................................     47,851        3,630,455
                                                                --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                    19,774,000
                                                                --------------
  THRIFTS & MORTGAGE FINANCE 1.2%
  Countrywide Financial Corp. ....................     96,014        4,174,689
  Federal Home Loan Mortgage Corp. ...............     57,233        3,716,139
  Federal National Mortgage Association...........     65,532        3,704,524
  MGIC Investment Corp. ..........................     63,853        3,941,007

                                                                        MARKET
                                                     SHARES              VALUE
------------------------------------------------------------------------------
  Sovereign Bancorp, Inc. ........................    153,741       $3,789,716
  Washington Mutual, Inc. ........................     88,267        3,935,825
                                                                --------------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                    23,261,900
                                                                --------------

  TOBACCO 0.6%
  Altria Group, Inc. .............................     46,442        4,058,566
  Reynolds American, Inc. ........................     61,253        3,950,819
  UST, Inc. ......................................     69,860        4,012,758
                                                                --------------
TOTAL TOBACCO                                                       12,022,143
                                                                --------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc. ............................     54,576        4,237,826
                                                                --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                     4,237,826
                                                                --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  ALLTEL Corp. ...................................     68,314        4,186,965
  Sprint Nextel Corp. ............................    205,296        3,660,428
                                                                --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES....................
                                                                     7,847,393
                                                                --------------
TOTAL COMMON STOCKS
  (Cost $1,780,768,741)                                          1,995,461,466
                                                                --------------
SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................  2,340,026        2,340,026
                                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,340,026)                                                  2,340,026
                                                                --------------
TOTAL INVESTMENTS 99.8%
  (Cost $1,783,108,767)                                          1,997,801,492
                                                                --------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.2%
                                                                     4,483,325
                                                                --------------
NET ASSETS--100.0%                                              $2,002,284,817
------------------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

 14

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
                                                       SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 2.2%
  Boeing Co. .....................................     65,849     $5,897,437
  United Technologies Corp. ......................     83,254      5,662,937
                                                                ------------
TOTAL AEROSPACE & DEFENSE                                         11,560,374
                                                                ------------
  AIR FREIGHT & LOGISTICS 0.7%
  United Parcel Service, Inc. -- Class B..........     53,064      3,835,466
                                                                ------------
TOTAL AIR FREIGHT & LOGISTICS                                      3,835,466
                                                                ------------
  BEVERAGES 3.3%
  Coca-Cola Co. (The).............................    167,833      8,035,844
  PepsiCo, Inc. ..................................    136,102      8,879,295
                                                                ------------
TOTAL BEVERAGES                                                   16,915,139
                                                                ------------

  BIOTECHNOLOGY 2.0%
  Amgen, Inc.*....................................     97,121      6,834,405
  Genentech, Inc.*................................     38,437      3,358,240
                                                                ------------
TOTAL BIOTECHNOLOGY                                               10,192,645
                                                                ------------

  CAPITAL MARKETS 4.0%
  Goldman Sachs Group, Inc. ......................     28,383      6,021,737
  Merrill Lynch & Co., Inc. ......................     75,876      7,098,959
  Morgan Stanley..................................     88,213      7,303,154
                                                                ------------
TOTAL CAPITAL MARKETS                                             20,423,850
                                                                ------------
  COMMERCIAL BANKS 3.6%
  Wachovia Corp. .................................    155,359      8,777,784
  Wells Fargo & Co. ..............................    276,733      9,940,249
                                                                ------------
TOTAL COMMERCIAL BANKS                                            18,718,033
                                                                ------------

  COMMUNICATIONS EQUIPMENT 3.6%
  Cisco Systems, Inc.*............................    502,762     13,368,442
  QUALCOMM, Inc. .................................    138,047      5,198,850
                                                                ------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                  18,567,292
                                                                ------------

                                                                      MARKET
                                                       SHARES          VALUE
----------------------------------------------------------------------------

  COMPUTERS & PERIPHERALS 5.3%
  Dell, Inc.*.....................................    190,003     $4,607,573
  Hewlett-Packard Co. ............................    230,808      9,989,370
  International Business Machines Corp. ..........    127,686     12,660,067
                                                                ------------
TOTAL COMPUTERS & PERIPHERALS
                                                                  27,257,010
                                                                ------------

  CONSUMER FINANCE 1.0%
  American Express Co. ...........................     89,122      5,188,683
                                                                ------------
TOTAL CONSUMER FINANCE                                             5,188,683
                                                                ------------

  DIVERSIFIED FINANCIAL SERVICES 11.0%
  Bank of America Corp. ..........................    375,862     19,762,824
  Citigroup, Inc. ................................    409,428     22,571,766
  JPMorgan Chase & Co. ...........................    286,153     14,573,772
                                                                ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                  56,908,362
                                                                ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 5.6%
  AT&T Corp. .....................................    517,594     19,477,062
  Verizon Communications, Inc. ...................    240,257      9,254,700
                                                                ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                  28,731,762
                                                                ------------

  FOOD & STAPLES RETAILING 1.9%
  Wal-Mart Stores, Inc. ..........................    202,504      9,657,416
                                                                ------------
TOTAL FOOD & STAPLES RETAILING
                                                                   9,657,416
                                                                ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
  Medtronic, Inc. ................................     99,414      5,313,678
                                                                ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                   5,313,678
                                                                ------------

See Notes to Financial Statements.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
                                                       SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES 1.1%
  UnitedHealth Group, Inc. .......................    110,938     $5,797,620
                                                                ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                   5,797,620
                                                                ------------

  HOUSEHOLD PRODUCTS 3.4%
  Procter & Gamble Co. ...........................    270,259     17,531,701
                                                                ------------
TOTAL HOUSEHOLD PRODUCTS                                          17,531,701
                                                                ------------

  INDUSTRIAL CONGLOMERATES 6.9%
  3M Co. .........................................     62,091      4,613,361
  General Electric Co. ...........................    856,401     30,873,256
                                                                ------------
TOTAL INDUSTRIAL CONGLOMERATES
                                                                  35,486,617
                                                                ------------

  INSURANCE 2.4%
  American International Group, Inc. .............    181,401     12,416,898
                                                                ------------
TOTAL INSURANCE                                                   12,416,898
                                                                ------------
  INTERNET SOFTWARE & SERVICES 1.7%
  Google, Inc. -- Class A*........................     17,197      8,620,856
                                                                ------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                   8,620,856
                                                                ------------

  MEDIA 4.9%
  Comcast Corp. -- Class A*.......................    160,444      7,110,878
  Idearc, Inc.*...................................     12,002        389,105
  News Corp. -- Class A...........................    189,625      4,408,781
  Time Warner, Inc. ..............................    329,418      7,204,372
  Walt Disney Co. ................................    170,718      6,004,152
                                                                ------------
TOTAL MEDIA                                                       25,117,288
                                                                ------------

                                                                      MARKET
                                                       SHARES          VALUE
----------------------------------------------------------------------------

  OIL, GAS & CONSUMABLE FUELS 11.5%
  Chevron Corp. ..................................    182,544    $13,303,807
  ConocoPhillips..................................    135,936      9,027,510
  Exxon Mobil Corp. ..............................    498,305     36,924,400
                                                                ------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                  59,255,717
                                                                ------------

  PHARMACEUTICALS 10.1%
  Abbott Laboratories.............................    125,692      6,661,676
  Johnson & Johnson...............................    243,864     16,290,115
  Merck & Co., Inc. ..............................    179,745      8,043,589
  Pfizer, Inc. ...................................    603,471     15,835,079
  Wyeth...........................................    110,848      5,477,000
                                                                ------------
TOTAL PHARMACEUTICALS                                             52,307,459
                                                                ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.9%
  Intel Corp. ....................................    479,094     10,041,810
                                                                ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                  10,041,810
                                                                ------------

  SOFTWARE 5.5%
  Microsoft Corp. ................................    730,943     22,556,901
  Oracle Corp.*...................................    327,324      5,616,880
                                                                ------------
TOTAL SOFTWARE                                                    28,173,781
                                                                ------------

  SPECIALTY RETAIL 1.4%
  Home Depot, Inc. ...............................    174,415      7,105,667
                                                                ------------
TOTAL SPECIALTY RETAIL                                             7,105,667
                                                                ------------

  TOBACCO 2.9%
  Altria Group, Inc. .............................    171,978     15,029,157
                                                                ------------
TOTAL TOBACCO                                                     15,029,157
                                                                ------------

See Notes to Financial Statements.

 16

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                      MARKET
                                                       SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES 0.8%
  Sprint Nextel Corp. ............................    238,717     $4,256,324
                                                                ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                   4,256,324
                                                                ------------
TOTAL COMMON STOCKS
  (Cost $488,918,542)                                            514,410,605
                                                                ------------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  1,121,736      1,121,736
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,121,736)                                                1,121,736
                                                                ------------
TOTAL INVESTMENTS 99.9%
  (Cost $490,040,278)                                            515,532,341
                                                                ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                     458,683
                                                                ------------
NET ASSETS--100.0%                                              $515,991,024
----------------------------------------------------------------------------

*  Non-Income Producing Security.

See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 1.3%
  Goodrich Corp. .................................    1,630       $79,903
  Northrop Grumman Corp. .........................    2,563       181,819
  Raytheon Co. ...................................    1,711        88,801
                                                              -----------
TOTAL AEROSPACE & DEFENSE                                         350,523
                                                              -----------

  AUTO COMPONENTS 1.2%
  Goodyear Tire & Rubber Co.*.....................    5,449       134,536
  Johnson Controls, Inc. .........................    1,835       169,664
                                                              -----------
TOTAL AUTO COMPONENTS                                             304,200
                                                              -----------

  AUTOMOBILES 3.8%
  Ford Motor Co. .................................   78,580       638,855
  General Motors Corp. ...........................   10,614       348,564
                                                              -----------
TOTAL AUTOMOBILES                                                 987,419
                                                              -----------
  BEVERAGES 1.6%
  Coca-Cola Enterprises, Inc. ....................    8,884       182,299
  Molson Coors Brewing Co. -- Class B.............    2,806       226,725
                                                              -----------
TOTAL BEVERAGES                                                   409,024
                                                              -----------

  BUILDING PRODUCTS 0.6%
  Masco Corp. ....................................    4,830       154,512
                                                              -----------
TOTAL BUILDING PRODUCTS                                           154,512
                                                              -----------
  CAPITAL MARKETS 0.3%
  Bear Stearns Cos., Inc. ........................      457        75,336
                                                              -----------
TOTAL CAPITAL MARKETS                                              75,336
                                                              -----------
  CHEMICALS 3.6%
  Air Products & Chemicals, Inc. .................    1,320        98,551
  Ashland, Inc. ..................................    3,381       235,149
  Dow Chemical Co. (The)..........................    5,082       211,106
  Eastman Chemical Co. ...........................    3,167       185,460
  PPG Industries, Inc. ...........................    1,895       125,620
  Rohm & Haas Co. ................................    1,357        70,645
                                                              -----------
TOTAL CHEMICALS                                                   926,531
                                                              -----------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------

  COMMERCIAL BANKS 7.9%
  BB&T Corp. .....................................    3,059      $129,273
  Comerica, Inc. .................................    2,901       172,029
  Fifth Third Bancorp.............................    3,135       125,086
  First Horizon National Corp. ...................    6,023       262,603
  Huntington Bancshares, Inc. ....................    6,589       153,392
  KeyCorp.........................................    4,276       163,215
  National City Corp. ............................    6,244       236,335
  PNC Financial Services Group, Inc. .............    1,732       127,770
  Regions Financial Corp. ........................    5,114       185,434
  SunTrust Banks, Inc. ...........................    1,328       110,357
  U.S. Bancorp....................................    3,068       109,221
  Wachovia Corp. .................................    3,217       181,760
  Wells Fargo & Co. ..............................    2,379        85,454
                                                              -----------
TOTAL COMMERCIAL BANKS                                          2,041,929
                                                              -----------

  COMMERCIAL SERVICES & SUPPLIES 1.6%
  Allied Waste Industries, Inc.*..................    9,813       125,508
  R.R. Donnelley & Sons Co. ......................    5,791       214,846
  Waste Management, Inc. .........................    2,136        81,126
                                                              -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                  421,480
                                                              -----------

  CONTAINERS & PACKAGING 1.3%
  Bemis Co., Inc. ................................    2,704        91,693
  Temple-Inland, Inc. ............................    5,063       252,846
                                                              -----------
TOTAL CONTAINERS & PACKAGING                                      344,539
                                                              -----------

  DISTRIBUTORS 0.4%
  Genuine Parts Co. ..............................    2,372       112,717
                                                              -----------
TOTAL DISTRIBUTORS                                                112,717
                                                              -----------

  DIVERSIFIED FINANCIAL SERVICES 2.6%
  Bank of America Corp. ..........................    2,756       144,910
  CIT Group, Inc. ................................    2,699       159,133

See Notes to Financial Statements.

 18

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Citigroup, Inc. ................................    2,982      $164,398
  JPMorgan Chase & Co. ...........................    3,828       194,960
                                                              -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                  663,401
                                                              -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 6.2%
  AT&T, Inc. .....................................    4,871       183,296
  CenturyTel, Inc. ...............................    2,419       108,468
  Citizens Communications Co. ....................   15,519       227,509
  Embarq Corp. ...................................    8,740       485,157
  Verizon Communications, Inc. ...................    7,549       290,787
  Windstream Corp. ...............................   20,683       307,763
                                                              -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                1,602,980
                                                              -----------
  ELECTRIC UTILITIES 6.0%
  American Electric Power Co., Inc. ..............    4,070       177,167
  Duke Energy Corp. ..............................    9,856       194,065
  Entergy Corp. ..................................    1,053        97,771
  FirstEnergy Corp. ..............................    2,795       165,827
  FPL Group, Inc. ................................    1,864       105,596
  Pinnacle West Capital Corp. ....................    5,633       274,834
  PPL Corp. ......................................    2,559        91,101
  Progress Energy, Inc. ..........................    5,847       277,966
  Southern Co. ...................................    4,910       179,362
                                                              -----------
TOTAL ELECTRIC UTILITIES                                        1,563,689
                                                              -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 2.6%
  Sanmina-SCI Corp.*..............................  123,527       432,344
  Solectron Corp.*................................   78,392       254,774
                                                              -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                  687,118
                                                              -----------

  FOOD & STAPLES RETAILING 3.3%
  Costco Wholesale Corp. .........................    2,121       119,158
  Kroger Co. .....................................    7,976       204,185

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
  Safeway, Inc. ..................................    4,537      $163,468
  SUPERVALU, Inc. ................................    9,818       372,888
                                                              -----------
TOTAL FOOD & STAPLES RETAILING                                    859,699
                                                              -----------

  FOOD PRODUCTS 2.6%
  ConAgra Foods, Inc. ............................    5,626       144,644
  Sara Lee Corp. .................................   11,995       205,714
  Tyson Foods, Inc. -- Class A....................   17,658       313,430
                                                              -----------
TOTAL FOOD PRODUCTS                                               663,788
                                                              -----------

  GAS UTILITIES 1.8%
  Nicor, Inc. ....................................    4,564       207,662
  Peoples Energy Corp. ...........................    5,770       251,283
                                                              -----------
TOTAL GAS UTILITIES                                               458,945
                                                              -----------

  HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
  Bausch & Lomb, Inc. ............................    1,344        74,834
                                                              -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                   74,834
                                                              -----------

  HEALTH CARE PROVIDERS & SERVICES 3.0%
  AmerisourceBergen Corp. ........................    5,615       294,114
  McKesson Corp. .................................    4,007       223,390
  Medco Health Solutions, Inc.*...................    1,618        95,802
  Tenet Healthcare Corp.*.........................   22,330       157,650
                                                              -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                  770,956
                                                              -----------

  HOTELS, RESTAURANTS & LEISURE 0.4%
  Wyndham Worldwide Corp.*........................    3,431       107,047
                                                              -----------
TOTAL HOTELS, RESTAURANTS & LEISURE
                                                                  107,047
                                                              -----------

  HOUSEHOLD DURABLES 2.2%
  Leggett & Platt, Inc. ..........................    7,508       181,994
  Newell Rubbermaid, Inc. ........................    2,753        81,324

See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Stanley Works...................................    1,405       $80,450
  Whirlpool Corp. ................................    2,471       225,923
                                                              -----------
TOTAL HOUSEHOLD DURABLES                                          569,691
                                                              -----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  Dynegy, Inc. -- Class A*........................   22,733       160,268
                                                              -----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                  160,268
                                                              -----------

  INSURANCE 7.7%
  ACE Ltd. .......................................    3,336       192,754
  Allstate Corp...................................    2,958       177,953
  Chubb Corp. ....................................    2,091       108,816
  Cincinnati Financial Corp. .....................    4,691       209,875
  Genworth Financial, Inc. -- Class A.............    4,074       142,183
  Hartford Financial Services Group, Inc. ........    1,734       164,574
  Lincoln National Corp. .........................    2,262       151,871
  SAFECO Corp. ...................................    1,985       127,060
  St. Paul Travelers Cos., Inc. ..................    3,816       194,043
  UnumProvident Corp. ............................   11,338       249,436
  XL Capital Ltd. -- Class A......................    3,840       264,960
                                                              -----------
TOTAL INSURANCE                                                 1,983,525
                                                              -----------

  IT SERVICES 1.2%
  Computer Sciences Corp.*........................    2,780       145,839
  Electronic Data Systems Corp. ..................    2,594        68,248
  Unisys Corp.*...................................   11,369        98,001
                                                              -----------
TOTAL IT SERVICES                                                 312,088
                                                              -----------

  LEISURE EQUIPMENT & PRODUCTS 1.6%
  Brunswick Corp. ................................    7,075       241,328
  Eastman Kodak Co. ..............................    6,888       178,124
                                                              -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                  419,452
                                                              -----------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------

  MACHINERY 1.1%
  Cummins, Inc. ..................................    1,282      $172,506
  PACCAR, Inc. ...................................    1,599       106,925
                                                              -----------
TOTAL MACHINERY                                                   279,431
                                                              -----------

  MEDIA 2.8%
  CBS Corp. -- Class B............................    7,479       233,120
  Dow Jones & Co., Inc. ..........................    2,375        89,561
  Gannett Co., Inc. ..............................    1,477        85,873
  New York Times Co. -- Class A...................    4,712       108,800
  Time Warner, Inc. ..............................    4,315        94,369
  Tribune Co. ....................................    3,964       121,061
                                                              -----------
TOTAL MEDIA                                                       732,784
                                                              -----------

  METALS & MINING 1.4%
  Alcoa, Inc. ....................................    4,902       158,335
  Freeport-McMoRan Copper & Gold, Inc. -- Class
    B.............................................    1,718        98,802
  United States Steel Corp. ......................    1,353       112,962
                                                              -----------
TOTAL METALS & MINING                                             370,099
                                                              -----------

  MULTI-UTILITIES 11.2%
  Ameren Corp. ...................................    3,981       211,431
  CenterPoint Energy, Inc. .......................   14,525       250,701
  CMS Energy Corp.*...............................   11,475       191,518
  Consolidated Edison, Inc. ......................    5,251       253,518
  Dominion Resources, Inc. .......................    1,946       161,440
  DTE Energy Co. .................................    6,583       305,254
  KeySpan Corp. ..................................    7,469       304,735
  NiSource, Inc. .................................   12,796       304,545
  PG&E Corp. .....................................    3,049       142,327
  Public Service Enterprise Group, Inc. ..........    2,367       158,660
  Sempra Energy...................................    2,375       136,278
  TECO Energy, Inc. ..............................   11,484       194,769
  Xcel Energy, Inc. ..............................   11,960       279,027
                                                              -----------
TOTAL MULTI-UTILITIES                                           2,894,203
                                                              -----------

See Notes to Financial Statements.

 20

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTILINE RETAIL 1.5%
  Dillard's, Inc. -- Class A......................    9,412      $323,208
  Federated Department Stores, Inc. ..............    1,873        77,711
                                                              -----------
TOTAL MULTILINE RETAIL                                            400,919
                                                              -----------

  OIL, GAS & CONSUMABLE FUELS 2.3%
  ConocoPhillips..................................    3,676       244,123
  Hess Corp. .....................................    3,122       168,557
  Marathon Oil Corp. .............................    1,896       171,285
                                                              -----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                  583,965
                                                              -----------
  PAPER & FOREST PRODUCTS 2.3%
  International Paper Co. ........................    4,493       151,414
  MeadWestvaco Corp. .............................    7,292       219,781
  Weyerhaeuser Co. ...............................    2,940       220,500
                                                              -----------
TOTAL PAPER & FOREST PRODUCTS                                     591,695
                                                              -----------

  PHARMACEUTICALS 0.4%
  Bristol-Myers Squibb Co. .......................    3,507       100,967
                                                              -----------
TOTAL PHARMACEUTICALS                                             100,967
                                                              -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.0%
  Apartment Investment & Management Co. -- Class
    A.............................................    2,371       148,496
  Boston Properties, Inc. ........................      898       113,229
  Equity Office Properties Trust..................    2,459       136,597
  Plum Creek Timber Co., Inc. ....................    3,084       124,131
                                                              -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                  522,453
                                                              -----------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.3%
  Realogy Corp.*..................................    2,751       $82,255
                                                              -----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT
                                                                   82,255
                                                              -----------

  ROAD & RAIL 1.3%
  Ryder System, Inc. .............................    4,220       230,159
  Union Pacific Corp. ............................      950        95,950
                                                              -----------
TOTAL ROAD & RAIL                                                 326,109
                                                              -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Micron Technology, Inc.*........................    5,493        71,134
                                                              -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                   71,134
                                                              -----------

  SPECIALTY RETAIL 2.2%
  AutoNation, Inc.*...............................   13,162       295,487
  Circuit City Stores, Inc. ......................    5,552       113,316
  OfficeMax, Inc. ................................    3,388       163,607
                                                              -----------
TOTAL SPECIALTY RETAIL                                            572,410
                                                              -----------

  TEXTILES, APPAREL & LUXURY GOODS 0.5%
  Jones Apparel Group, Inc. ......................    3,875       132,370
                                                              -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                  132,370
                                                              -----------

  THRIFTS & MORTGAGE FINANCE 2.7%
  Federal National Mortgage Association...........    7,861       444,382
  Washington Mutual, Inc. ........................    5,773       257,418
                                                              -----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                  701,800
                                                              -----------

  TOBACCO 0.4%
  Reynolds American, Inc. ........................    1,455        93,847
                                                              -----------
TOTAL TOBACCO                                                      93,847
                                                              -----------

See Notes to Financial Statements.

RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                   MARKET
                                                    SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES 1.4%
  ALLTEL Corp. ...................................    3,009      $184,422
  Sprint Nextel Corp. ............................   10,162       181,188
                                                              -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                  365,610
                                                              -----------
TOTAL COMMON STOCKS
  (Cost $23,957,353)                                           25,847,742
                                                              -----------
SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   28,825        28,825
                                                              -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $28,825)                                                   28,825
                                                              -----------
TOTAL INVESTMENTS 99.9%
  (Cost $23,986,178)                                           25,876,567
                                                              -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                   35,725
                                                              -----------
NET ASSETS--100.0%                                            $25,912,292
-------------------------------------------------------------------------

*  Non-Income Producing Security.

See Notes to Financial Statements.

 22

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS 100.0%
  AEROSPACE & DEFENSE 2.6%
  General Dynamics Corp. .........................    2,137       $167,007
  L-3 Communications Holdings, Inc. ..............    2,265        186,500
  Rockwell Collins, Inc. .........................    2,744        187,168
  United Technologies Corp. ......................    1,818        123,660
                                                              ------------
TOTAL AEROSPACE & DEFENSE                                          664,335
                                                              ------------
  AUTOMOBILES 0.9%
  Harley-Davidson, Inc. ..........................    3,355        229,046
                                                              ------------
TOTAL AUTOMOBILES                                                  229,046
                                                              ------------
  BEVERAGES 2.4%
  Anheuser-Busch Cos., Inc. ......................    3,570        181,963
  Brown-Forman Corp. -- Class B...................    1,624        106,518
  Pepsi Bottling Group, Inc. .....................    6,619        209,359
  PepsiCo, Inc. ..................................    1,972        128,653
                                                              ------------
TOTAL BEVERAGES                                                    626,493
                                                              ------------

  BIOTECHNOLOGY 2.6%
  Amgen, Inc.*....................................    2,560        180,147
  Celgene Corp.*..................................    2,084        111,869
  Genzyme Corp.*..................................    1,642        107,929
  Gilead Sciences, Inc.*..........................    4,151        266,992
                                                              ------------
TOTAL BIOTECHNOLOGY                                                666,937
                                                              ------------

  BUILDING PRODUCTS 0.6%
  American Standard Cos., Inc. ...................    3,313        163,629
                                                              ------------
TOTAL BUILDING PRODUCTS                                            163,629
                                                              ------------

  CAPITAL MARKETS 0.7%
  Federated Investors, Inc. -- Class B............    5,444        192,228
                                                              ------------
TOTAL CAPITAL MARKETS                                              192,228
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  CHEMICALS 1.9%
  Ecolab, Inc. ...................................    3,502       $153,738
  International Flavors & Fragrances, Inc. .......    2,221        107,674
  Praxair, Inc. ..................................    1,514         95,473
  Sigma-Aldrich Corp. ............................    3,642        138,214
                                                              ------------
TOTAL CHEMICALS                                                    495,099
                                                              ------------

  COMMERCIAL BANKS 0.6%
  Commerce Bancorp, Inc. .........................    4,406        148,835
                                                              ------------
TOTAL COMMERCIAL BANKS                                             148,835
                                                              ------------

  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Cintas Corp. ...................................    2,474        101,805
  Pitney Bowes, Inc. .............................    2,602        124,558
                                                              ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                   226,363
                                                              ------------

  COMMUNICATIONS EQUIPMENT 1.0%
  Cisco Systems, Inc.*............................    4,815        128,031
  QUALCOMM, Inc. .................................    3,192        120,210
                                                              ------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                   248,241
                                                              ------------

  COMPUTERS & PERIPHERALS 3.3%
  Dell, Inc.*.....................................    7,556        183,233
  International Business Machines Corp. ..........    1,341        132,960
  Lexmark International, Inc. -- Class A*.........    2,368        149,255
  Network Appliance, Inc.*........................    3,028        113,853
  QLogic Corp.*...................................    7,712        141,130
  SanDisk Corp.*..................................    3,026        121,645
                                                              ------------
TOTAL COMPUTERS & PERIPHERALS
                                                                   842,076
                                                              ------------

  CONSUMER FINANCE 1.8%
  American Express Co. ...........................    1,774        103,282
  Capital One Financial Corp. ....................    2,440        196,176
  SLM Corp. ......................................    3,710        170,512
                                                              ------------
TOTAL CONSUMER FINANCE                                             469,970
                                                              ------------

See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINERS & PACKAGING 1.1%
  Ball Corp. .....................................    3,661       $169,578
  Pactiv Corp.*...................................    3,294        106,857
                                                              ------------
TOTAL CONTAINERS & PACKAGING                                       276,435
                                                              ------------

  DIVERSIFIED CONSUMER SERVICES 2.1%
  Apollo Group, Inc. -- Class A*..................    6,937        301,066
  H&R Block, Inc. ................................    9,568        235,373
                                                              ------------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                   536,439
                                                              ------------
  DIVERSIFIED FINANCIAL SERVICES 1.9%
  Chicago Mercantile Exchange Holdings, Inc. .....      409        230,390
  Moody's Corp. ..................................    3,434        245,737
                                                              ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES..............                 476,127
                                                              ------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Jabil Circuit, Inc. ............................    3,493         83,797
                                                              ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                    83,797
                                                              ------------

  ENERGY EQUIPMENT & SERVICES 2.2%
  BJ Services Co. ................................    4,930        136,364
  Nabors Industries Ltd.*.........................    4,609        139,560
  National-Oilwell Varco, Inc.*...................    1,525         92,476
  Noble Corp. ....................................      865         64,832
  Smith International, Inc. ......................    3,151        125,032
                                                              ------------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                   558,264
                                                              ------------

  FOOD & STAPLES RETAILING 1.8%
  Sysco Corp. ....................................    4,814        166,324
  Wal-Mart Stores, Inc. ..........................    3,225        153,800
  Walgreen Co. ...................................    3,429        155,334
                                                              ------------
TOTAL FOOD & STAPLES RETAILING
                                                                   475,458
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  FOOD PRODUCTS 2.5%
  Campbell Soup Co. ..............................    3,330       $128,138
  Hershey Co. (The)...............................    2,403        122,649
  Kellogg Co. ....................................    2,852        140,518
  McCormick & Co, Inc. ...........................    2,887        112,709
  Wm. Wrigley Jr. Co. ............................    2,558        131,788
                                                              ------------
TOTAL FOOD PRODUCTS                                                635,802
                                                              ------------

  GAS UTILITIES 0.4%
  Questar Corp. ..................................    1,251        101,581
                                                              ------------
TOTAL GAS UTILITIES                                                101,581
                                                              ------------

  HEALTH CARE EQUIPMENT & SUPPLIES 7.6%
  Baxter International, Inc. .....................    1,972         97,929
  Becton Dickinson & Co. .........................    1,576        121,257
  Biomet, Inc. ...................................    4,784        202,650
  Boston Scientific Corp.*........................    8,953        165,183
  C.R. Bard, Inc. ................................    1,509        124,523
  Hospira, Inc.*..................................    9,424        346,615
  Medtronic, Inc. ................................    3,109        166,176
  St Jude Medical, Inc.*..........................    4,767        203,837
  Stryker Corp. ..................................    3,718        230,293
  Zimmer Holdings, Inc.*..........................    3,580        301,508
                                                              ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                 1,959,971
                                                              ------------

  HEALTH CARE PROVIDERS & SERVICES 8.4%
  Cardinal Health, Inc. ..........................    2,717        194,048
  Caremark Rx, Inc. ..............................    5,817        356,348
  Coventry Health Care, Inc.*.....................    5,664        291,979
  Express Scripts, Inc.*..........................    4,041        280,930
  Health Management Associates, Inc. -- Class A...    9,142        177,812
  Humana, Inc.*...................................    1,914        106,227
  Laboratory Corp. of America Holdings*...........    1,273         93,489
  Patterson Cos., Inc.*...........................    5,504        207,006

See Notes to Financial Statements.

 24

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Quest Diagnostics, Inc. ........................    3,897       $204,515
  UnitedHealth Group, Inc. .......................    4,672        244,159
                                                              ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 2,156,513
                                                              ------------

  HEALTH CARE TECHNOLOGY 0.7%
  IMS Health, Inc. ...............................    5,828        168,196
                                                              ------------
TOTAL HEALTH CARE TECHNOLOGY                                       168,196
                                                              ------------
  HOTELS RESTAURANTS & LEISURE 2.9%
  Darden Restaurants, Inc. .......................    4,111        160,904
  International Game Technology, Inc. ............    5,244        227,904
  Starbucks Corp.*................................    6,001        209,675
  Yum! Brands, Inc. ..............................    2,384        143,064
                                                              ------------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                   741,547
                                                              ------------

  HOUSEHOLD DURABLES 2.3%
  Black & Decker Corp. ...........................    1,730        150,994
  D.R. Horton, Inc. ..............................    9,604        279,092
  Harman International Industries, Inc. ..........    1,749        165,403
                                                              ------------
TOTAL HOUSEHOLD DURABLES                                           595,489
                                                              ------------

  HOUSEHOLD PRODUCTS 1.8%
  Clorox Co. .....................................    2,403        157,204
  Colgate-Palmolive Co. ..........................    2,312        157,910
  Procter & Gamble Co. ...........................    2,178        141,287
                                                              ------------
TOTAL HOUSEHOLD PRODUCTS                                           456,401
                                                              ------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
  AES Corp.*......................................    4,665         96,985
                                                              ------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                    96,985
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------

  INSURANCE 2.2%
  Ambac Financial Group, Inc. ....................    2,100       $185,010
  American International Group, Inc. .............    1,845        126,290
  Progressive Corp. ..............................   10,982        254,673
                                                              ------------
TOTAL INSURANCE                                                    565,973
                                                              ------------

  INTERNET & CATALOG RETAIL 1.2%
  Amazon.Com, Inc.*...............................    8,061        303,658
                                                              ------------
TOTAL INTERNET & CATALOG RETAIL
                                                                   303,658
                                                              ------------

  INTERNET SOFTWARE & SERVICES 3.1%
  eBay, Inc.*.....................................    8,238        266,829
  Google, Inc. -- Class A*........................      672        336,874
  Yahoo!, Inc.*...................................    6,969        197,292
                                                              ------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                   800,995
                                                              ------------

  IT SERVICES 4.6%
  Affiliated Computer Services, Inc. -- Class
    A*............................................    3,258        159,610
  Automatic Data Processing, Inc. ................    1,922         91,718
  Cognizant Technology Solutions Corp. -- Class
    A*............................................    3,594        306,532
  Fidelity National Information Services, Inc. ...    1,643         69,860
  First Data Corp. ...............................    8,585        213,423
  Fiserv, Inc.*...................................    3,795        199,503
  Paychex, Inc. ..................................    3,358        134,354
                                                              ------------
TOTAL IT SERVICES                                                1,175,000
                                                              ------------

See Notes to Financial Statements.

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE SCIENCES TOOLS & SERVICES 1.4%
  Applera Corp. -- Applied Biosystems Group.......    2,010        $69,868
  Millipore Corp.*................................    1,188         81,354
  Waters Corp.*...................................    3,612        204,764
                                                              ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                   355,986
                                                              ------------
  MACHINERY 1.1%
  Danaher Corp. ..................................    2,072        153,452
  ITT Corp. ......................................    2,304        137,434
                                                              ------------
TOTAL MACHINERY                                                    290,886
                                                              ------------

  MEDIA 1.0%
  McGraw-Hill Cos., Inc. .........................    1,663        111,554
  Omnicom Group, Inc. ............................    1,414        148,753
                                                              ------------
TOTAL MEDIA                                                        260,307
                                                              ------------
  METALS & MINING 1.1%
  Newmont Mining Corp. ...........................    2,571        115,952
  Nucor Corp. ....................................    2,631        169,805
                                                              ------------
TOTAL METALS & MINING                                              285,757
                                                              ------------

  MULTILINE RETAIL 0.7%
  Kohl's Corp.*...................................    2,662        188,762
                                                              ------------
TOTAL MULTILINE RETAIL                                             188,762
                                                              ------------
  OIL, GAS & CONSUMABLE FUELS 6.6%
  Anadarko Petroleum Corp. .......................    3,774        165,113
  Apache Corp. ...................................    3,651        266,413
  Chesapeake Energy Corp. ........................    6,034        178,667
  Devon Energy Corp. .............................    3,336        233,820
  EOG Resources, Inc. ............................    3,122        215,824
  Exxon Mobil Corp. ..............................    1,703        126,192

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
  Murphy Oil Corp. ...............................    3,732       $185,518
  XTO Energy, Inc. ...............................    6,466        326,339
                                                              ------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                 1,697,886
                                                              ------------

  PERSONAL PRODUCTS 1.2%
  Avon Products, Inc. ............................    5,072        174,426
  Estee Lauder Cos., Inc -- Class A...............    3,032        144,020
                                                              ------------
TOTAL PERSONAL PRODUCTS                                            318,446
                                                              ------------

  PHARMACEUTICALS 4.0%
  Allergan, Inc. .................................      730         85,198
  Barr Pharmaceuticals, Inc.*.....................    3,528        188,818
  Forest Laboratories, Inc.*......................    5,810        325,999
  Johnson & Johnson...............................    2,161        144,355
  Mylan Laboratories, Inc. .......................    7,505        166,161
  Wyeth...........................................    2,278        112,556
                                                              ------------
TOTAL PHARMACEUTICALS                                            1,023,087
                                                              ------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.4%
  KLA-Tencor Corp. ...............................    1,258         61,931
  National Semiconductor Corp. ...................    5,412        125,180
  NVIDIA Corp.*...................................    5,328        163,303
                                                              ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                   350,414
                                                              ------------

  SOFTWARE 4.6%
  Adobe Systems, Inc.*............................    3,768        146,462
  Autodesk, Inc.*.................................    3,123        136,538
  Citrix Systems, Inc.*...........................    4,932        156,197
  Electronic Arts, Inc.*..........................    4,020        201,000
  Intuit, Inc.*...................................    8,687        273,206
  Oracle Corp.*...................................    8,271        141,930
  Symantec Corp.*.................................    7,951        140,812
                                                              ------------
TOTAL SOFTWARE                                                   1,196,145
                                                              ------------

See Notes to Financial Statements.

 26

RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SPECIALTY RETAIL 6.7%
  AutoZone, Inc.*.................................    1,969       $247,366
  Bed Bath & Beyond, Inc.*........................    6,130        258,625
  Best Buy Co., Inc. .............................    3,923        197,719
  Home Depot, Inc. ...............................    4,256        173,390
  Lowe's Cos., Inc. ..............................    6,340        213,721
  RadioShack Corp. ...............................    8,857        195,740
  Staples, Inc. ..................................    4,356        112,036
  Tiffany & Co. ..................................    2,840        111,498
  TJX Cos., Inc. .................................    7,339        217,014
                                                              ------------
TOTAL SPECIALTY RETAIL                                           1,727,109
                                                              ------------

  TEXTILES, APPAREL & LUXURY GOODS 2.3%
  Coach, Inc.*....................................    7,198        330,100
  Liz Claiborne, Inc. ............................    3,049        135,376
  Nike, Inc. -- Class B...........................    1,409        139,223
                                                              ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                   604,699
                                                              ------------

  THRIFTS & MORTGAGE FINANCE 1.1%
  Countrywide Financial Corp. ....................    6,595        286,751
                                                              ------------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                   286,751
                                                              ------------
TOTAL COMMON STOCKS
  (Cost $24,668,267)                                            25,724,118
                                                              ------------

                                                                    MARKET
                                                     SHARES          VALUE
--------------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................    8,677         $8,677
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,677)                                                      8,677
                                                              ------------
TOTAL INVESTMENTS 100.0%
  (Cost $24,676,944)                                            25,732,795
                                                              ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                     1,060
                                                              ------------
NET ASSETS--100.0%                                             $25,733,856
--------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.8%
  AIRLINES 0.3%
  Alaska Air Group, Inc.*.........................     719      $30,809
                                                             ----------
TOTAL AIRLINES                                                   30,809
                                                             ----------

  AUTO COMPONENTS 6.1%
  ArvinMeritor, Inc. .............................   4,558       87,742
  Bandag, Inc. ...................................   1,351       68,833
  BorgWarner, Inc. ...............................     742       50,857
  Lear Corp. .....................................   5,940      201,128
  Modine Manufacturing Co. .......................   5,330      139,433
                                                             ----------
TOTAL AUTO COMPONENTS                                           547,993
                                                             ----------
  BEVERAGES 0.6%
  PepsiAmericas, Inc. ............................   2,619       57,749
                                                             ----------
TOTAL BEVERAGES                                                  57,749
                                                             ----------

  CHEMICALS 8.8%
  Cabot Corp. ....................................     606       27,112
  Chemtura Corp. .................................   8,701      100,236
  Cytec Industries, Inc. .........................     804       46,809
  Ferro Corp. ....................................   5,175      110,279
  Lubrizol Corp. .................................   1,085       55,899
  Lyondell Chemical Co. ..........................   6,227      196,898
  Olin Corp. .....................................   7,511      126,485
  RPM International, Inc. ........................   3,227       74,963
  Sensient Technologies Corp. ....................   2,241       55,308
                                                             ----------
TOTAL CHEMICALS                                                 793,989
                                                             ----------

  COMMERCIAL BANKS 2.0%
  Associated Banc-Corp. ..........................   1,395       47,597
  Colonial BancGroup, Inc. .......................   1,253       30,749
  FirstMerit Corp. ...............................   2,544       57,291
  Greater Bay Bancorp.............................   1,460       40,792
                                                             ----------
TOTAL COMMERCIAL BANKS                                          176,429
                                                             ----------

  COMMERCIAL SERVICES & SUPPLIES 2.9%
  Deluxe Corp. ...................................   3,272       97,898
  Kelly Services, Inc. ...........................   3,899      120,908
  Manpower, Inc. .................................     515       37,559
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                256,365
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  COMMUNICATIONS EQUIPMENT 0.5%
  Andrew Corp.*...................................   4,338      $46,070
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 46,070
                                                             ----------

  CONSUMER FINANCE 0.5%
  AmeriCredit Corp.*..............................   1,568       42,555
                                                             ----------
TOTAL CONSUMER FINANCE                                           42,555
                                                             ----------

  CONTAINERS & PACKAGING 1.2%
  Packaging Corp. of America......................   3,121       71,284
  Sonoco Products Co. ............................     934       35,959
                                                             ----------
TOTAL CONTAINERS & PACKAGING                                    107,243
                                                             ----------

  ELECTRIC UTILITIES 7.6%
  DPL, Inc. ......................................   1,378       39,521
  Duquesne Light Holdings, Inc. ..................   2,758       55,188
  Great Plains Energy, Inc. ......................   3,223      100,977
  Hawaiian Electric Industries, Inc. .............   3,498       93,711
  Idacorp, Inc. ..................................   1,598       59,046
  Northeast Utilities.............................   3,796      104,959
  Pepco Holdings, Inc. ...........................   4,463      114,164
  Sierra Pacific Resources*.......................   2,076       35,333
  Westar Energy, Inc. ............................   3,137       83,319
                                                             ----------
TOTAL ELECTRIC UTILITIES                                        686,218
                                                             ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 5.4%
  Arrow Electronics, Inc.*........................   2,120       74,730
  Avnet, Inc.*....................................   4,237      131,559
  Ingram Micro, Inc. -- Class A*..................   4,883       95,267
  KEMET Corp.*....................................   4,716       35,559
  Tech Data Corp.*................................   1,888       70,120
  Vishay Intertechnology, Inc.*...................   6,139       80,667
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                487,902
                                                             ----------

See Notes to Financial Statements.

 28

RYDEX S&P MIDCAP 400 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD & STAPLES RETAILING 1.7%
  BJ's Wholesale Club, Inc.*......................   2,181      $66,608
  Ruddick Corp. ..................................   3,205       89,099
                                                             ----------
TOTAL FOOD & STAPLES RETAILING                                  155,707
                                                             ----------

  FOOD PRODUCTS 2.3%
  J.M. Smucker Co. ...............................   1,054       50,055
  Lancaster Colony Corp. .........................   1,423       62,242
  Smithfield Foods, Inc.*.........................   3,586       94,168
                                                             ----------
TOTAL FOOD PRODUCTS                                             206,465
                                                             ----------

  GAS UTILITIES 3.8%
  AGL Resources, Inc. ............................   2,143       84,220
  National Fuel Gas Co. ..........................   1,553       63,192
  Oneok, Inc. ....................................   2,208       94,745
  WGL Holdings, Inc. .............................   3,276      103,620
                                                             ----------
TOTAL GAS UTILITIES                                             345,777
                                                             ----------

  HOTELS, RESTAURANTS & LEISURE 0.6%
  Bob Evans Farms, Inc. ..........................   1,552       52,721
                                                             ----------
TOTAL HOTELS, RESTAURANTS & LEISURE
                                                                 52,721
                                                             ----------

  HOUSEHOLD DURABLES 4.8%
  American Greetings Corp. -- Class A.............   2,985       71,699
  Beazer Homes USA, Inc. .........................   2,233       97,158
  Furniture Brands International, Inc. ...........  11,009      183,520
  Tupperware Brands Corp. ........................   3,418       79,742
                                                             ----------
TOTAL HOUSEHOLD DURABLES                                        432,119
                                                             ----------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.4%
  Black Hills Corp. ..............................   3,313      122,813
                                                             ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                122,813
                                                             ----------
  INDUSTRIAL CONGLOMERATES 0.5%
  Sequa Corp.*....................................     357       44,978
                                                             ----------
TOTAL INDUSTRIAL CONGLOMERATES                                   44,978
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  INSURANCE 7.3%
  American Financial Group, Inc. .................   1,794      $63,364
  Fidelity National Financial, Inc. -- Class A....   2,645       62,792
  First American Corp. ...........................   2,790      118,240
  Horace Mann Educators Corp. ....................   2,948       58,459
  Mercury General Corp. ..........................   1,279       66,713
  Ohio Casualty Corp. ............................   1,513       44,694
  Old Republic International Corp. ...............   4,336       96,693
  Protective Life Corp. ..........................   1,108       54,214
  Unitrin, Inc. ..................................   1,741       89,157
                                                             ----------
TOTAL INSURANCE                                                 654,326
                                                             ----------

  LEISURE EQUIPMENT & PRODUCTS 0.5%
  Callaway Golf Co. ..............................   2,569       42,440
                                                             ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 42,440
                                                             ----------

  MACHINERY 1.8%
  Kennametal, Inc. ...............................     481       29,726
  Pentair, Inc. ..................................     916       28,542
  Timken Co. .....................................   3,506      100,307
                                                             ----------
TOTAL MACHINERY                                                 158,575
                                                             ----------

  MARINE 0.6%
  Alexander & Baldwin, Inc. ......................   1,054       52,110
                                                             ----------
TOTAL MARINE                                                     52,110
                                                             ----------

  MEDIA 4.9%
  Belo Corp. -- Class A...........................   4,079       76,359
  Lee Enterprises, Inc. ..........................   2,151       71,478
  Media General, Inc. -- Class A..................   1,991       79,660
  Scholastic Corp.*...............................   1,952       69,003
  Westwood One, Inc. .............................  20,408      141,427
                                                             ----------
TOTAL MEDIA                                                     437,927
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METALS & MINING 1.1%
  Worthington Industries..........................   5,340     $102,421
                                                             ----------
TOTAL METALS & MINING                                           102,421
                                                             ----------

  MULTI-UTILITIES 10.3%
  Alliant Energy Corp. ...........................   1,645       59,796
  Energy East Corp. ..............................   5,913      142,030
  NSTAR...........................................   1,360       45,424
  OGE Energy Corp. ...............................   2,112       81,777
  PNM Resources, Inc. ............................   2,286       69,677
  Puget Energy, Inc. .............................   4,996      122,702
  SCANA Corp. ....................................   2,587      105,343
  Vectren Corp. ..................................   3,309       93,049
  Wisconsin Energy Corp. .........................     915       42,602
  WPS Resources Corp. ............................   2,978      157,983
                                                             ----------
TOTAL MULTI-UTILITIES                                           920,383
                                                             ----------
  MULTILINE RETAIL 0.5%
  Saks, Inc. .....................................   2,586       48,513
                                                             ----------
TOTAL MULTILINE RETAIL                                           48,513
                                                             ----------

  OIL, GAS & CONSUMABLE FUELS 1.3%
  Forest Oil Corp.*...............................   1,317       42,039
  Overseas Shipholding Group, Inc. ...............   1,180       73,313
                                                             ----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                115,352
                                                             ----------

  PAPER & FOREST PRODUCTS 3.5%
  Bowater, Inc. ..................................   6,075      166,273
  Glatfelter......................................   3,080       49,865
  Louisiana-Pacific Corp. ........................   4,260       97,597
                                                             ----------
TOTAL PAPER & FOREST PRODUCTS                                   313,735
                                                             ----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 4.8%
  Highwoods Properties, Inc. .....................   1,125       49,162
  Hospitality Properties Trust....................   1,236       60,317
  Liberty Property Trust..........................   1,039       53,758
  Mack-Cali Realty Corp. .........................   1,003       55,807
  New Plan Excel Realty Trust.....................   1,798       52,358

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Potlatch Corp. .................................   1,785      $84,270
  Rayonier, Inc. .................................   1,097       47,390
  Weingarten Realty Investors.....................     660       32,677
                                                             ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                435,739
                                                             ----------

  ROAD & RAIL 5.6%
  Avis Budget Group, Inc. ........................   9,213      234,563
  Con-way, Inc. ..................................     886       44,069
  Werner Enterprises, Inc. .......................   2,782       52,886
  YRC Worldwide, Inc.*............................   3,819      169,373
                                                             ----------
TOTAL ROAD & RAIL                                               500,891
                                                             ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Fairchild Semiconductor International, Inc.*....   1,501       26,733
                                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 26,733
                                                             ----------

  SPECIALTY RETAIL 1.6%
  Borders Group, Inc. ............................   4,058       85,137
  Foot Locker, Inc. ..............................   2,461       55,225
                                                             ----------
TOTAL SPECIALTY RETAIL                                          140,362
                                                             ----------

  THRIFTS & MORTGAGE FINANCE 2.1%
  Astoria Financial Corp. ........................   1,012       29,945
  First Niagara Financial Group, Inc. ............   4,506       65,292
  Washington Federal, Inc. .......................   2,408       55,841
  Webster Financial Corp. ........................     750       37,365
                                                             ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                188,443
                                                             ----------

  TOBACCO 1.6%
  Universal Corp. ................................   2,917      140,979
                                                             ----------
TOTAL TOBACCO                                                   140,979
                                                             ----------

  TRADING COMPANIES & DISTRIBUTORS 0.6%
  United Rentals, Inc.*...........................   1,979       50,959
                                                             ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                 50,959
                                                             ----------

See Notes to Financial Statements.

 30

RYDEX S&P MIDCAP 400 PURE VALUE ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES 0.4%
  Telephone & Data Systems, Inc. .................     574      $32,115
                                                             ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                 32,115
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $8,466,007)                                           8,955,905
                                                             ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   8,517        8,517
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,517)                                                   8,517
                                                             ----------
TOTAL INVESTMENTS 99.9%
  (Cost $8,474,524)                                           8,964,422
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                  9,730
                                                             ----------
NET ASSETS--100.0%                                           $8,974,152
-----------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 100.0%
  AEROSPACE & DEFENSE 1.1%
  Alliant Techsystems, Inc.*......................   3,258      $263,898
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                        263,898
                                                             -----------

  AIR FREIGHT & LOGISTICS 1.8%
  CH Robinson Worldwide, Inc. ....................   4,038       214,216
  Expeditors International Washington, Inc. ......   5,028       214,645
                                                             -----------
TOTAL AIR FREIGHT & LOGISTICS                                    428,861
                                                             -----------
  AIRLINES 0.5%
  Airtran Holdings, Inc.*.........................  11,741       129,973
                                                             -----------
TOTAL AIRLINES                                                   129,973
                                                             -----------

  AUTOMOBILES 1.0%
  Thor Industries, Inc. ..........................   5,913       249,883
                                                             -----------
TOTAL AUTOMOBILES                                                249,883
                                                             -----------

  BEVERAGES 1.1%
  Hansen Natural Corp.*...........................   6,906       263,050
                                                             -----------
TOTAL BEVERAGES                                                  263,050
                                                             -----------

  BIOTECHNOLOGY 1.0%
  Cephalon, Inc.*.................................   3,469       251,190
                                                             -----------
TOTAL BIOTECHNOLOGY                                              251,190
                                                             -----------

  CAPITAL MARKETS 4.2%
  Eaton Vance Corp. ..............................   6,576       225,557
  Investors Financial Services Corp. .............   5,647       264,110
  Nuveen Investments, Inc. -- Class A.............   3,576       177,012
  SEI Investments Co. ............................   3,199       199,394
  Waddell & Reed Financial, Inc. -- Class A.......   5,588       143,444
                                                             -----------
TOTAL CAPITAL MARKETS                                          1,009,517
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 4.8%
  ChoicePoint, Inc.*..............................   3,392       130,558
  Copart, Inc.*...................................   5,666       166,807

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Corporate Executive Board Co. ..................   2,633      $238,892
  Dun & Bradstreet Corp.*.........................   1,148        97,580
  Mine Safety Appliances Co. .....................   4,224       161,991
  Rollins, Inc. ..................................   8,511       185,710
  Stericycle, Inc.*...............................   2,351       181,027
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                               1,162,565
                                                             -----------

  COMMUNICATIONS EQUIPMENT 0.7%
  Plantronics, Inc. ..............................   8,425       165,972
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 165,972
                                                             -----------

  COMPUTERS & PERIPHERALS 1.3%
  Western Digital Corp.*..........................  15,431       302,448
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS
                                                                 302,448
                                                             -----------

  CONSTRUCTION & ENGINEERING 0.6%
  Jacobs Engineering Group, Inc.*.................   1,542       139,628
                                                             -----------
TOTAL CONSTRUCTION & ENGINEERING
                                                                 139,628
                                                             -----------

  DIVERSIFIED CONSUMER SERVICES 5.6%
  Career Education Corp.*.........................  12,371       354,677
  Corinthian Colleges, Inc.*......................  25,688       335,485
  DeVry, Inc. ....................................   3,776       106,332
  ITT Educational Services, Inc.*.................   3,646       282,930
  Strayer Education, Inc. ........................   2,398       272,820
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                               1,352,244
                                                             -----------

  DIVERSIFIED FINANCIAL SERVICES 0.7%
  Leucadia National Corp. ........................   6,491       177,594
                                                             -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                 177,594
                                                             -----------

See Notes to Financial Statements.

 32
RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued) January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRICAL EQUIPMENT 0.9%
  AMETEK, Inc. ...................................   3,275      $113,511
  Roper Industries, Inc. .........................   1,989       103,269
                                                             -----------
TOTAL ELECTRICAL EQUIPMENT                                       216,780
                                                             -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
  Amphenol Corp. .................................   2,518       170,519
  CDW Corp. ......................................   2,809       180,253
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                 350,772
                                                             -----------
  ENERGY EQUIPMENT & SERVICES 1.2%
  FMC Technologies, Inc.*.........................   2,168       134,264
  Patterson-UTI Energy, Inc. .....................   6,288       151,855
                                                             -----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 286,119
                                                             -----------
  GAS UTILITIES 0.5%
  Equitable Resources, Inc. ......................   2,788       120,581
                                                             -----------
TOTAL GAS UTILITIES                                              120,581
                                                             -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 5.7%
  Cytyc Corp.*....................................  10,565       305,540
  Dentsply International, Inc. ...................   5,240       161,601
  Edwards Lifesciences Corp.*.....................   1,954        99,967
  Gen-Probe, Inc.*................................   6,611       341,921
  ResMed, Inc.*...................................   4,927       259,062
  Varian Medical Systems, Inc.*...................   4,604       212,382
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                               1,380,473
                                                             -----------
  HEALTH CARE PROVIDERS & SERVICES 4.9%
  Apria Healthcare Group, Inc.*...................   9,664       268,369
  Community Health Systems, Inc.*.................   8,327       297,690

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Henry Schein, Inc.*.............................   3,211      $163,022
  Lincare Holdings, Inc.*.........................   6,553       257,861
  Universal Health Services, Inc. -- Class B......   3,320       192,328
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                               1,179,270
                                                             -----------
  HOTELS, RESTAURANTS & LEISURE 4.8%
  Applebees International, Inc. ..................   8,596       216,963
  Brinker International, Inc. ....................   6,090       192,140
  Cheesecake Factory (The)*.......................   7,602       210,043
  International Speedway Corp. -- Class A.........   2,922       152,616
  Ruby Tuesday, Inc. .............................   5,956       170,401
  Scientific Games Corp. -- Class A*..............   6,678       207,285
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE
                                                               1,149,448
                                                             -----------
  HOUSEHOLD DURABLES 3.6%
  Hovnanian Enterprises, Inc. -- Class A*.........   9,487       315,822
  Ryland Group, Inc. .............................   5,205       292,417
  Toll Brothers, Inc.*............................   7,939       268,576
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                         876,815
                                                             -----------
  HOUSEHOLD PRODUCTS 2.0%
  Church & Dwight Co., Inc. ......................   3,478       157,588
  Energizer Holdings, Inc.*.......................   3,863       329,244
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                         486,832
                                                             -----------
  INSURANCE 3.7%
  Brown & Brown, Inc. ............................   9,449       267,596
  Everest Re Group Ltd. ..........................   1,879       175,874
  HCC Insurance Holdings, Inc. ...................   5,468       170,766
  W.R. Berkley Corp. .............................   8,262       273,389
                                                             -----------
TOTAL INSURANCE                                                  887,625
                                                             -----------

See Notes to Financial Statements.

                                                                              33
RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued) January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IT SERVICES 4.1%
  Alliance Data Systems Corp.*....................   2,997      $203,586
  CSG Systems International*......................   4,907       123,068
  DST Systems, Inc.*..............................   4,653       327,944
  Global Payments, Inc. ..........................   4,465       168,598
  SRA International, Inc. -- Class A*.............   6,210       157,113
                                                             -----------
TOTAL IT SERVICES                                                980,309
                                                             -----------
  LIFE SCIENCES TOOLS & SERVICES 3.9%
  Affymetrix, Inc.*...............................   4,651       116,089
  Covance, Inc.*..................................   1,507        92,907
  Invitrogen Corp.*...............................   3,105       190,119
  Pharmaceutical Product Development, Inc. .......   5,702       196,719
  Techne Corp.*...................................   3,611       209,582
  Ventana Medical Systems, Inc.*..................   3,067       129,121
                                                             -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                 934,537
                                                             -----------

  MACHINERY 2.0%
  Donaldson Co., Inc. ............................   4,548       160,181
  Graco, Inc. ....................................   4,159       169,562
  Oshkosh Truck Corp. ............................   2,875       151,800
                                                             -----------
TOTAL MACHINERY                                                  481,543
                                                             -----------

  MEDIA 3.2%
  Catalina Marketing Corp. .......................   4,792       136,812
  Entercom Communications Corp. -- Class A........   6,332       178,499
  Harte-Hanks, Inc. ..............................   4,299       116,546
  John Wiley & Sons, Inc. -- Class A..............   4,635       172,237
  Valassis Communications, Inc.*..................  10,623       163,275
                                                             -----------
TOTAL MEDIA                                                      767,369
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  METALS & MINING 2.1%
  Commercial Metals Co. ..........................   8,611      $233,444
  Steel Dynamics, Inc. ...........................   6,995       274,274
                                                             -----------
TOTAL METALS & MINING                                            507,718
                                                             -----------
  MULTILINE RETAIL 2.0%
  99 Cents Only Stores*...........................  18,081       268,503
  Dollar Tree Stores, Inc.*.......................   6,410       201,658
                                                             -----------
TOTAL MULTILINE RETAIL                                           470,161
                                                             -----------
  OFFICE ELECTRONICS 0.5%
  Zebra Technologies Corp. -- Class A*............   3,325       115,278
                                                             -----------
TOTAL OFFICE ELECTRONICS                                         115,278
                                                             -----------
  OIL, GAS & CONSUMABLE FUELS 4.9%
  Denbury Resources, Inc.*........................   7,267       201,296
  Newfield Exploration Co.*.......................   5,266       225,438
  Pioneer Natural Resources Co. ..................   6,181       253,421
  Pogo Producing Co. .............................   5,929       293,782
  Quicksilver Resources, Inc.*....................   3,452       136,906
  Southwestern Energy Co.*........................   2,109        81,112
                                                             -----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                               1,191,955
                                                             -----------
  PHARMACEUTICALS 4.0%
  Medicis Pharmaceutical Corp. -- Class A.........   4,889       185,440
  Par Pharmaceutical Cos., Inc.*..................  16,338       430,996
  Sepracor, Inc.*.................................   6,209       354,286
                                                             -----------
TOTAL PHARMACEUTICALS                                            970,722
                                                             -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.7%
  Cree, Inc.*.....................................   9,322       143,373
  Silicon Laboratories, Inc.*.....................   8,603       276,242
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                 419,615
                                                             -----------

See Notes to Financial Statements.

RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued) January 31, 2007
--------------------------------------------------------------------------------

                                       34

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOFTWARE 2.9%
  Activision, Inc.*...............................   5,135       $87,449
  Fair Isaac Corp. ...............................   3,464       137,936
  Jack Henry & Associates, Inc. ..................   6,257       133,524
  Macrovision Corp.*..............................   6,487       160,424
  McAfee, Inc.*...................................   6,229       182,261
                                                             -----------
TOTAL SOFTWARE                                                   701,594
                                                             -----------
  SPECIALTY RETAIL 13.4%
  Abercrombie & Fitch Co. -- Class A..............   3,478       276,640
  Advance Auto Parts, Inc. .......................   6,381       242,159
  Aeropostale, Inc.*..............................  11,203       402,636
  American Eagle Outfitters.......................   5,240       169,655
  Chico's FAS, Inc.*..............................  15,239       318,190
  Dick's Sporting Goods, Inc.*....................   3,786       194,941
  GameStop Corp. -- Class A*......................   4,844       258,815
  O'Reilly Automotive, Inc.*......................   5,254       183,417
  Pacific Sunwear Of California*..................  11,868       232,613
  PetSmart, Inc. .................................   7,052       215,368
  Ross Stores, Inc. ..............................   7,605       246,326
  Urban Outfitters, Inc.*.........................  10,097       246,367
  Williams-Sonoma, Inc. ..........................   6,509       227,815
                                                             -----------
TOTAL SPECIALTY RETAIL                                         3,214,942
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  TEXTILES, APPAREL & LUXURY GOODS 1.4%
  Polo Ralph Lauren Corp. ........................   1,439      $118,070
  Timberland Co. -- Class A*......................   6,880       207,570
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                 325,640
                                                             -----------

  TRADING COMPANIES & DISTRIBUTORS 0.7%
  Fastenal Co. ...................................   4,278       159,484
                                                             -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                 159,484
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $23,704,433)                                          24,072,405
                                                             -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................   4,841         4,841
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,841)                                                    4,841
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $23,709,274)                                          24,077,246
                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)
                                                                 (2,204)
                                                             -----------
NET ASSETS--100.0%                                           $24,075,042
------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.7%

  AEROSPACE & DEFENSE 0.4%
  Applied Signal Technology, Inc. ................   2,688       $39,272
                                                             -----------
TOTAL AEROSPACE & DEFENSE                                         39,272
                                                             -----------

  AIRLINES 1.9%
  Frontier Airlines Holdings, Inc.*...............   7,518        55,858
  Mesa Air Group, Inc.*...........................  12,702        95,138
  SkyWest, Inc. ..................................   1,913        51,919
                                                             -----------
TOTAL AIRLINES                                                   202,915
                                                             -----------

  AUTO COMPONENTS 2.1%
  Standard Motor Products, Inc. ..................   7,535       119,204
  Superior Industries International...............   5,169       105,292
                                                             -----------
TOTAL AUTO COMPONENTS                                            224,496
                                                             -----------

  AUTOMOBILES 2.3%
  Coachmen Industries, Inc. ......................   8,834        95,407
  Fleetwood Enterprises, Inc.*....................   6,478        59,663
  Monaco Coach Corp. .............................   6,203        93,541
                                                             -----------
TOTAL AUTOMOBILES                                                248,611
                                                             -----------

  BUILDING PRODUCTS 1.0%
  Apogee Enterprises, Inc. .......................   1,594        30,334
  Lennox International, Inc. .....................     910        27,609
  Universal Forest Products, Inc. ................   1,116        54,573
                                                             -----------
TOTAL BUILDING PRODUCTS                                          112,516
                                                             -----------

  CAPITAL MARKETS 1.3%
  LaBranche & Co., Inc.*..........................   6,078        57,012
  Piper Jaffray Cos.*.............................     426        29,368
  SWS Group, Inc. ................................   2,233        56,339
                                                             -----------
TOTAL CAPITAL MARKETS                                            142,719
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  CHEMICALS 6.5%
  Arch Chemicals, Inc. ...........................   1,705       $57,510
  Georgia Gulf Corp. .............................   5,073       105,569
  Material Sciences Corp.*........................   2,696        31,867
  Omnova Solutions, Inc.*.........................   9,044        54,716
  Penford Corp. ..................................   3,416        61,180
  PolyOne Corp.*..................................  10,694        78,387
  Quaker Chemical Corp. ..........................   3,999        88,738
  Schulman A, Inc. ...............................   3,886        81,140
  Tronox, Inc. ...................................   3,439        49,040
  Wellman, Inc. ..................................  34,107        97,205
                                                             -----------
TOTAL CHEMICALS                                                  705,352
                                                             -----------

  COMMERCIAL BANKS 3.9%
  Central Pacific Financial Corp. ................     563        22,002
  Community Bank System, Inc. ....................   1,757        39,814
  First Bancorp...................................   6,884        73,521
  First Commonwealth Financial Corp. .............   3,620        47,603
  First Financial Bancorp.........................   2,129        34,979
  Irwin Financial Corp. ..........................   1,396        30,475
  Provident Bankshares Corp. .....................     952        33,739
  South Financial Group, Inc. (The)...............   1,365        35,272
  Sterling Bancorp................................   1,859        34,577
  Susquehanna Bancshares, Inc. ...................   1,583        39,955
  Whitney Holding Corp. ..........................     928        29,362
                                                             -----------
TOTAL COMMERCIAL BANKS                                           421,299
                                                             -----------

  COMMERCIAL SERVICES & SUPPLIES 4.8%
  ABM Industries, Inc. ...........................   2,172        56,125
  Angelica Corp. .................................   2,505        67,159
  Bowne & Co., Inc. ..............................   1,667        25,072
  CDI Corp. ......................................   1,944        50,466
  Spherion Corp.*.................................  14,483       119,195
  Standard Register Co. (The).....................   8,941       112,925

See Notes to Financial Statements.

 36

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  United Stationers, Inc.*........................     969       $49,380
  Volt Information Sciences, Inc.*................   1,133        40,045
                                                             -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                 520,367
                                                             -----------
  COMMUNICATIONS EQUIPMENT 0.7%
  Inter-Tel, Inc. ................................   2,237        50,623
  Tollgrade Communications, Inc.*.................   2,950        29,677
                                                             -----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                  80,300
                                                             -----------

  COMPUTERS & PERIPHERALS 0.3%
  Adaptec, Inc.*..................................   8,104        29,174
                                                             -----------
TOTAL COMPUTERS & PERIPHERALS
                                                                  29,174
                                                             -----------

  CONSTRUCTION & ENGINEERING 0.4%
  Shaw Group, Inc.*...............................     636        21,471
  URS Corp.*......................................     617        26,513
                                                             -----------
TOTAL CONSTRUCTION & ENGINEERING
                                                                  47,984
                                                             -----------

  CONTAINERS & PACKAGING 2.6%
  Caraustar Industries, Inc.*.....................   7,062        56,213
  Chesapeake Corp. ...............................   9,121       160,165
  Rock-Tenn Co. ..................................   1,868        61,121
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                     277,499
                                                             -----------

  DISTRIBUTORS 1.4%
  Audiovox Corp. -- Class A*......................   3,167        48,835
  Building Materials Holding Corp. ...............   4,428       105,519
                                                             -----------
TOTAL DISTRIBUTORS                                               154,354
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
  Commonwealth Telephone Enterprises, Inc. .......     746       $31,511
                                                             -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                  31,511
                                                             -----------

  ELECTRIC UTILITIES 3.9%
  Allete, Inc. ...................................     846        40,684
  Central Vermont Public Service Corp. ...........   4,490       112,430
  Cleco Corp. ....................................   2,875        73,427
  Green Mountain Power Corp. .....................   2,373        80,943
  UIL Holdings Corp. .............................   1,370        53,170
  Unisource Energy Corp. .........................   1,543        57,893
                                                             -----------
TOTAL ELECTRIC UTILITIES                                         418,547
                                                             -----------

  ELECTRICAL EQUIPMENT 1.8%
  AO Smith Corp. .................................   1,572        60,286
  C&D Technologies, Inc. .........................  23,891       129,012
                                                             -----------
TOTAL ELECTRICAL EQUIPMENT                                       189,298
                                                             -----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 4.2%
  Agilysys, Inc. .................................   5,471       103,675
  Anixter International, Inc.*....................   1,150        63,561
  Bell Microproducts, Inc.*.......................  11,203        80,886
  Brightpoint, Inc.*..............................   3,786        41,684
  CTS Corp. ......................................   1,564        24,242
  Insight Enterprises, Inc.*......................   3,061        62,230
  Methode Electronics, Inc. ......................   3,838        42,256
  Park Electrochemical Corp. .....................   1,240        33,096
                                                             -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                 451,630
                                                             -----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD & STAPLES RETAILING 3.3%
  Casey's General Stores, Inc. ...................   1,460       $37,259
  Longs Drug Stores Corp. ........................   1,676        72,068
  Nash Finch Co. .................................   5,321       153,671
  Performance Food Group Co.*.....................   3,097        91,857
                                                             -----------
TOTAL FOOD & STAPLES RETAILING                                   354,855
                                                             -----------

  FOOD PRODUCTS 0.5%
  Lance, Inc. ....................................   2,317        49,283
                                                             -----------
TOTAL FOOD PRODUCTS                                               49,283
                                                             -----------
  GAS UTILITIES 4.4%
  Atmos Energy Corp. .............................   2,852        89,096
  Cascade Natural Gas Corp. ......................   2,110        54,881
  Laclede Group, Inc. (The).......................   2,218        72,041
  New Jersey Resources Corp. .....................     893        41,614
  Northwest Natural Gas Co. ......................   1,071        43,579
  Piedmont Natural Gas Co. .......................   1,502        38,767
  South Jersey Industries, Inc. ..................     948        31,322
  Southwest Gas Corp. ............................   1,336        52,438
  UGI Corp. ......................................   1,701        46,624
                                                             -----------
TOTAL GAS UTILITIES                                              470,362
                                                             -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
  Datascope Corp. ................................   1,663        61,431
  Invacare Corp. .................................   2,378        51,341
  Theragenics Corp.*..............................  17,780        88,011
                                                             -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                 200,783
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  HEALTH CARE PROVIDERS & SERVICES 2.3%
  Genesis HealthCare Corp.*.......................   1,150       $70,403
  Gentiva Health Services, Inc.*..................   1,589        31,462
  Owens & Minor, Inc. ............................   2,305        77,102
  RehabCare Group, Inc.*..........................   4,494        68,219
                                                             -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 247,186
                                                             -----------

  HOTELS RESTAURANTS & LEISURE 1.4%
  Landry's Restaurants, Inc. .....................   1,946        58,283
  Marcus Corp. ...................................   1,404        33,569
  O'Charleys, Inc.*...............................   2,533        53,801
                                                             -----------
TOTAL HOTELS RESTAURANTS & LEISURE
                                                                 145,653
                                                             -----------

  HOUSEHOLD DURABLES 6.4%
  Bassett Furniture Industries, Inc. .............   6,088        96,434
  Champion Enterprises, Inc.*.....................   2,472        20,295
  Ethan Allen Interiors, Inc. ....................     542        20,417
  La-Z-Boy, Inc. .................................  10,880       140,134
  Lenox Group, Inc.*..............................   5,054        19,003
  Libbey, Inc. ...................................  11,374       135,351
  M/I Homes, Inc. ................................   2,494        89,984
  National Presto Industries, Inc. ...............     630        39,564
  Skyline Corp. ..................................     800        30,232
  Standard-Pacific Corp. .........................   3,603        98,866
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                         690,280
                                                             -----------

  HOUSEHOLD PRODUCTS 0.4%
  Spectrum Brands, Inc.*..........................   3,844        46,512
                                                             -----------
TOTAL HOUSEHOLD PRODUCTS                                          46,512
                                                             -----------

  INDUSTRIAL CONGLOMERATES 0.9%
  Standex International Corp. ....................   2,080        60,611
  Tredegar Corp. .................................   1,546        35,512
                                                             -----------
TOTAL INDUSTRIAL CONGLOMERATES                                    96,123
                                                             -----------

See Notes to Financial Statements.

 38

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE 3.5%
  LandAmerica Financial Group, Inc. ..............   2,008      $126,625
  Presidential Life Corp. ........................   2,064        44,851
  Safety Insurance Group, Inc. ...................     454        22,173
  SCPIE Holdings, Inc.*...........................     769        20,132
  Selective Insurance Group.......................     615        31,642
  Stewart Information Services Corp. .............   3,023       127,087
                                                             -----------
TOTAL INSURANCE                                                  372,510
                                                             -----------

  INTERNET SOFTWARE & SERVICES 1.6%
  MIVA, Inc.*.....................................  26,290       114,361
  United Online, Inc. ............................   4,165        58,477
                                                             -----------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                 172,838
                                                             -----------

  IT SERVICES 1.0%
  Ciber, Inc.*....................................   7,620        52,426
  Startek, Inc. ..................................   5,428        55,691
                                                             -----------
TOTAL IT SERVICES                                                108,117
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 1.3%
  Arctic Cat, Inc. ...............................   3,567        65,811
  Jakks Pacific, Inc.*............................   1,364        27,648
  K2, Inc.*.......................................   3,616        43,682
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 137,141
                                                             -----------
  MACHINERY 2.9%
  Albany International Corp. -- Class A...........     904        30,682
  Barnes Group, Inc. .............................   1,263        27,053
  Briggs & Stratton Corp. ........................   3,129        92,744
  Lydall, Inc.*...................................   5,503        73,685
  Mueller Industries, Inc. .......................     950        30,941
  Wabash National Corp. ..........................   3,435        54,754
                                                             -----------
TOTAL MACHINERY                                                  309,859
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  MEDIA 0.4%
  Radio One, Inc. -- Class D*.....................   5,584       $41,042
                                                             -----------
TOTAL MEDIA                                                       41,042
                                                             -----------

  METALS & MINING 3.9%
  AM Castle & Co. ................................     881        22,025
  Gibraltar Industries, Inc. .....................   2,444        59,951
  Quanex Corp. ...................................     955        37,427
  Ryerson, Inc. ..................................   5,041       158,136
  Steel Technologies, Inc. .......................   7,540       139,867
                                                             -----------
TOTAL METALS & MINING                                            417,406
                                                             -----------

  MULTI-UTILITIES 1.3%
  Avista Corp. ...................................   2,539        63,856
  CH Energy Group, Inc. ..........................   1,401        71,507
                                                             -----------
TOTAL MULTI-UTILITIES                                            135,363
                                                             -----------

  MULTILINE RETAIL 0.8%
  Fred's, Inc. -- Class A.........................   6,673        89,752
                                                             -----------
TOTAL MULTILINE RETAIL                                            89,752
                                                             -----------

  PAPER & FOREST PRODUCTS 2.8%
  Buckeye Technologies, Inc.*.....................   2,525        30,224
  Neenah Paper, Inc. .............................     869        29,659
  Pope & Talbot, Inc.*............................  19,197       134,571
  Schweitzer-Mauduit International, Inc. .........   2,758        66,992
  Wausau Paper Corp. .............................   2,685        38,234
                                                             -----------
TOTAL PAPER & FOREST PRODUCTS                                    299,680
                                                             -----------

  PHARMACEUTICALS 0.4%
  Alpharma, Inc. -- Class A.......................   1,660        45,733
                                                             -----------
TOTAL PHARMACEUTICALS                                             45,733
                                                             -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 5.4%
  Colonial Properties Trust.......................   1,053        51,755
  Entertainment Properties Trust..................     517        33,533

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Inland Real Estate Corp. .......................   1,702       $34,414
  Lexington Corporate Properties Trust............   2,395        50,966
  LTC Properties, Inc. ...........................   1,847        52,085
  Medical Properties Trust, Inc. .................   1,269        19,834
  Mid-America Apartment Communities, Inc. ........     352        21,162
  National Retail Properties, Inc. ...............   2,427        57,641
  New Century Financial Corp. ....................   3,891       117,781
  Parkway Properties, Inc. .......................   1,065        58,415
  Senior Housing Properties Trust.................   2,081        54,148
  Sovran Self Storage, Inc. ......................     553        33,180
                                                             -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                 584,914
                                                             -----------
  ROAD & RAIL 0.5%
  Arkansas Best Corp. ............................   1,539        58,821
                                                             -----------
TOTAL ROAD & RAIL                                                 58,821
                                                             -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  Photronics, Inc.*...............................   1,774        29,555
                                                             -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                  29,555
                                                             -----------

  SPECIALTY RETAIL 7.0%
  Cost Plus, Inc.*................................   8,941        92,092
  Group 1 Automotive, Inc. .......................   1,275        67,575
  Hancock Fabrics, Inc.*..........................  48,406       193,624
  Haverty Furniture Cos., Inc. ...................   6,268        95,963
  Jo-Ann Stores, Inc.*............................   2,911        73,590
  PEP Boys-Manny Moe & Jack.......................   5,653        86,548
  Sonic Automotive, Inc. -- Class A...............   3,300       103,455
  Stein Mart, Inc. ...............................   2,747        37,112
                                                             -----------
TOTAL SPECIALTY RETAIL                                           749,959
                                                             -----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  TEXTILES, APPAREL & LUXURY GOODS 1.2%
  Ashworth, Inc.*.................................  10,133       $77,112
  Kellwood Co. ...................................   1,739        57,039
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                 134,151
                                                             -----------

  THRIFTS & MORTGAGE FINANCE 3.2%
  Bank Mutual Corp. ..............................   1,831        21,606
  Brookline Bancorp, Inc. ........................   3,885        51,709
  Dime Community Bancshares.......................   3,493        46,911
  Flagstar Bancorp, Inc. .........................   7,404       107,432
  Fremont General Corp. ..........................   4,551        61,894
  MAF Bancorp, Inc. ..............................     729        32,761
  TrustCo Bank Corp. NY...........................   2,431        25,574
                                                             -----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 347,887
                                                             -----------

  TOBACCO 0.4%
  Alliance One International, Inc.*...............   6,097        46,764
                                                             -----------
TOTAL TOBACCO                                                     46,764
                                                             -----------

  TRADING COMPANIES & DISTRIBUTORS 0.5%
  Kaman Corp. ....................................   2,361        53,807
                                                             -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                  53,807
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $10,262,692)                                          10,734,180
                                                             -----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  22,458        22,458
TOTAL SHORT TERM INVESTMENTS
  (Cost $22,458)                                                  22,458
                                                             -----------
TOTAL INVESTMENTS 99.9%
  (Cost $10,285,150)                                          10,756,638
                                                             -----------

OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                   8,341
                                                             -----------
NET ASSETS--100.0%                                           $10,764,979
------------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

 40

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 2.1%
  Armor Holdings, Inc.*...........................      843      $51,002
  Ceradyne, Inc.*.................................    1,229       66,464
  Curtiss-Wright Corp. ...........................    1,438       54,903
                                                              ----------
TOTAL AEROSPACE & DEFENSE                                        172,369
                                                              ----------

  AIR FREIGHT & LOGISTICS 0.5%
  Forward Air Corp. ..............................    1,258       39,476
                                                              ----------
TOTAL AIR FREIGHT & LOGISTICS                                     39,476
                                                              ----------
  AUTO COMPONENTS 1.1%
  Drew Industries, Inc.*..........................    1,669       46,214
  LKQ Corp.*......................................    2,064       44,211
                                                              ----------
TOTAL AUTO COMPONENTS                                             90,425
                                                              ----------

  AUTOMOBILES 0.7%
  Winnebago Industries............................    1,787       59,936
                                                              ----------
TOTAL AUTOMOBILES                                                 59,936
                                                              ----------

  BIOTECHNOLOGY 0.4%
  Digene Corp.*...................................      680       34,986
                                                              ----------
TOTAL BIOTECHNOLOGY                                               34,986
                                                              ----------

  BUILDING PRODUCTS 0.6%
  Simpson Manufacturing Co., Inc. ................    1,506       49,261
                                                              ----------
TOTAL BUILDING PRODUCTS                                           49,261
                                                              ----------
  CAPITAL MARKETS 0.4%
  Investment Technology Group, Inc.*..............      698       30,433
                                                              ----------
TOTAL CAPITAL MARKETS                                             30,433
                                                              ----------

  COMMERCIAL BANKS 3.2%
  Cascade Bancorp.................................    1,273       33,518
  East West Bancorp, Inc. ........................      840       32,256
  Nara Bancorp, Inc. .............................    2,452       48,133
  PrivateBancorp, Inc. ...........................    1,049       39,222
  UCBH Holdings, Inc. ............................    2,339       43,856
  Wilshire Bancorp, Inc. .........................    3,427       62,543
                                                              ----------
TOTAL COMMERCIAL BANKS                                           259,528
                                                              ----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  COMMERCIAL SERVICES & SUPPLIES 0.9%
  Mobile Mini, Inc.*..............................    1,087      $28,903
  Waste Connections, Inc.*........................    1,131       49,278
                                                              ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                  78,181
                                                              ----------

  COMMUNICATIONS EQUIPMENT 1.4%
  Comtech Telecommunications Corp.*...............    1,249       44,964
  NETGEAR, Inc.*..................................    2,621       67,491
                                                              ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 112,455
                                                              ----------

  COMPUTERS & PERIPHERALS 2.4%
  Komag, Inc.*....................................    2,327       79,397
  Neoware, Inc.*..................................    6,663       78,690
  Synaptics, Inc.*................................    1,568       42,430
                                                              ----------
TOTAL COMPUTERS & PERIPHERALS                                    200,517
                                                              ----------

  CONSTRUCTION MATERIALS 1.0%
  Headwaters, Inc.*...............................    3,698       84,019
                                                              ----------
TOTAL CONSTRUCTION MATERIALS                                      84,019
                                                              ----------

  CONSUMER FINANCE 1.6%
  Rewards Network, Inc.*..........................   12,139       79,025
  World Acceptance Corp.*.........................    1,112       48,939
                                                              ----------
TOTAL CONSUMER FINANCE                                           127,964
                                                              ----------

  DIVERSIFIED CONSUMER SERVICES 3.7%
  Bright Horizons Family Solutions, Inc.*.........    1,123       43,988
  Coinstar, Inc.*.................................    2,835       85,730
  Pre-Paid Legal Services, Inc.*..................    1,628       63,297
  Vertrue, Inc.*..................................    2,339      108,740
                                                              ----------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                 301,755
                                                              ----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES 0.9%
  Portfolio Recovery Associates, Inc.*............    1,702      $73,986
                                                              ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                  73,986
                                                              ----------

  DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
  General Communication, Inc. -- Class A*.........    3,179       49,147
                                                              ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                  49,147
                                                              ----------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 3.7%
  Daktronics, Inc. ...............................    1,146       39,617
  Flir Systems, Inc.*.............................    2,728       84,323
  Itron, Inc.*....................................    1,136       65,479
  Scansource, Inc.*...............................    1,836       53,868
  Trimble Navigation Ltd.*........................      997       56,410
                                                              ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                 299,697
                                                              ----------
  ENERGY EQUIPMENT & SERVICES 3.8%
  CARBO Ceramics, Inc. ...........................    1,231       45,399
  Hornbeck Offshore Services, Inc.*...............    1,879       51,710
  Hydril*.........................................      893       70,637
  Oceaneering International, Inc.*................      779       30,747
  Unit Corp.*.....................................    1,163       56,382
  W-H Energy Services, Inc.*......................    1,166       52,913
                                                              ----------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                 307,788
                                                              ----------

  FOOD & STAPLES RETAILING 0.5%
  United Natural Foods, Inc.*.....................    1,184       39,119
                                                              ----------
TOTAL FOOD & STAPLES RETAILING                                    39,119
                                                              ----------
  FOOD PRODUCTS 0.8%
  Sanderson Farms, Inc. ..........................    1,969       62,260
                                                              ----------
TOTAL FOOD PRODUCTS                                               62,260
                                                              ----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  HEALTH CARE EQUIPMENT & SUPPLIES 12.2%
  American Medical Systems Holdings, Inc.*........    2,488      $49,511
  Arthrocare Corp.*...............................      902       33,284
  Biolase Technology, Inc.*.......................    5,324       45,786
  Biosite, Inc.*..................................    1,644       88,579
  Cooper Cos., Inc. (The).........................    1,102       52,566
  Greatbatch, Inc.*...............................    1,758       51,668
  Hologic, Inc.*..................................      978       54,328
  ICU Medical, Inc.*..............................      774       30,534
  Idexx Laboratories, Inc.*.......................      494       42,390
  Immucor, Inc.*..................................    2,017       63,616
  Integra LifeSciences Holdings Corp.*............    1,998       86,014
  Kensey Nash Corp.*..............................    1,606       50,878
  Mentor Corp. ...................................    1,030       52,520
  Merit Medical Systems, Inc.*....................    2,865       45,152
  PolyMedica Corp. ...............................    1,276       51,091
  Possis Medical, Inc.*...........................    7,102       95,735
  Respironics, Inc.*..............................    1,119       47,669
  SurModics, Inc.*................................    1,672       60,125
                                                              ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                               1,001,446
                                                              ----------

  HEALTH CARE PROVIDERS & SERVICES 5.8%
  Amedisys, Inc.*.................................    1,498       48,415
  AMN Healthcare Services, Inc.*..................    3,221       83,359
  Amsurg Corp.*...................................    2,182       48,004
  Healthways, Inc.*...............................    1,570       71,294
  Odyssey HealthCare, Inc.*.......................    3,572       44,329
  Pediatrix Medical Group, Inc.*..................      848       44,554
  Sierra Health Services, Inc.*...................    1,728       69,466
  Sunrise Senior Living, Inc.*....................    1,837       65,691
                                                              ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 475,112
                                                              ----------

See Notes to Financial Statements.

 42

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE TECHNOLOGY 0.4%
  Cerner Corp.*...................................      831      $37,337
                                                              ----------
TOTAL HEALTH CARE TECHNOLOGY                                      37,337
                                                              ----------
  HOTELS, RESTAURANTS & LEISURE 6.0%
  CEC Entertainment, Inc.*........................    1,204       50,917
  Jack in the Box, Inc.*..........................      618       38,186
  Multimedia Games, Inc.*.........................    7,558       78,376
  P.F. Chang's China Bistro, Inc.*................    1,793       71,021
  Panera Bread Co. -- Class A*....................    1,306       77,002
  Papa John's International, Inc.*................    1,737       47,976
  Shuffle Master, Inc.*...........................    2,912       77,488
  Sonic Corp.*....................................    2,375       52,749
                                                              ----------
TOTAL HOTELS, RESTAURANTS & LEISURE
                                                                 493,715
                                                              ----------

  HOUSEHOLD DURABLES 2.0%
  Meritage Homes Corp.*...........................    1,650       73,342
  NVR, Inc.*......................................      132       91,413
                                                              ----------
TOTAL HOUSEHOLD DURABLES                                         164,755
                                                              ----------

  INSURANCE 2.2%
  Hilb Rogal & Hobbs Co. .........................    1,125       47,531
  Infinity Property & Casualty Corp. .............    1,828       87,452
  Philadelphia Consolidated Holding Co.*..........      965       43,483
                                                              ----------
TOTAL INSURANCE                                                  178,466
                                                              ----------

  INTERNET & CATALOG RETAIL 1.0%
  PetMed Express, Inc.*...........................    6,636       78,438
                                                              ----------
TOTAL INTERNET & CATALOG RETAIL                                   78,438
                                                              ----------

  INTERNET SOFTWARE & SERVICES 4.3%
  Bankrate, Inc.*.................................    2,304       91,031
  Digital Insight Corp.*..........................    1,008       39,201
  j2 Global Communications, Inc.*.................    3,182       84,259

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  WebEx Communications, Inc.*.....................    1,707      $63,296
  Websense, Inc.*.................................    3,612       78,200
                                                              ----------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                 355,987
                                                              ----------

  IT SERVICES 2.3%
  CACI International, Inc. -- Class A*............      886       41,669
  eFunds Corp.*...................................    1,318       35,217
  Mantech International Corp. -- Class A*.........    1,252       42,718
  Talx Corp. .....................................    2,048       65,249
                                                              ----------
TOTAL IT SERVICES                                                184,853
                                                              ----------

  LEISURE EQUIPMENT & PRODUCTS 1.8%
  Nautilus, Inc. .................................    4,794       78,190
  Pool Corp. .....................................    1,813       66,356
                                                              ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                 144,546
                                                              ----------

  LIFE SCIENCES TOOLS & SERVICES 1.2%
  Dionex Corp.*...................................      847       50,329
  PharmaNet Development Group, Inc.*..............    2,441       48,454
                                                              ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                  98,783
                                                              ----------

  MACHINERY 1.5%
  ASV, Inc.*......................................    3,008       50,986
  Manitowoc Co., Inc. ............................      451       23,389
  Toro Co. .......................................      915       46,912
                                                              ----------
TOTAL MACHINERY                                                  121,287
                                                              ----------

  MARINE 0.3%
  Kirby Corp.*....................................      768       27,272
                                                              ----------
TOTAL MARINE                                                      27,272
                                                              ----------

  METALS & MINING 1.3%
  Chaparral Steel Co. ............................    1,080       55,382
  Cleveland-Cliffs, Inc. .........................      906       49,522
                                                              ----------
TOTAL METALS & MINING                                            104,904
                                                              ----------

See Notes to Financial Statements.

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL, GAS & CONSUMABLE FUELS 5.4%
  Cabot Oil & Gas Corp. ..........................      603      $39,111
  Frontier Oil Corp. .............................    2,050       58,241
  Helix Energy Solutions Group, Inc.*.............    1,402       45,102
  Penn Virginia Corp. ............................      642       47,046
  Petroleum Development Corp.*....................    1,354       69,365
  St Mary Land & Exploration Co. .................    1,968       70,828
  Stone Energy Corp.*.............................    1,922       65,329
  Swift Energy Co.*...............................    1,062       47,089
                                                              ----------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                 442,111
                                                              ----------

  PERSONAL PRODUCTS 2.1%
  NBTY, Inc.*.....................................    1,487       77,101
  Playtex Products, Inc.*.........................    1,551       21,838
  USANA Health Sciences, Inc.*....................    1,458       77,391
                                                              ----------
TOTAL PERSONAL PRODUCTS                                          176,330
                                                              ----------

  PHARMACEUTICALS 1.6%
  Bradley Pharmaceuticals, Inc.*..................    3,197       64,292
  Noven Pharmaceuticals, Inc.*....................      898       24,569
  Sciele Pharma, Inc.*............................    1,677       39,829
                                                              ----------
TOTAL PHARMACEUTICALS                                            128,690
                                                              ----------
  ROAD & RAIL 1.9%
  Heartland Express, Inc. ........................    2,795       47,319
  Knight Transportation, Inc. ....................    2,732       51,362
  Landstar System, Inc. ..........................    1,346       56,922
                                                              ----------
TOTAL ROAD & RAIL                                                155,603
                                                              ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
  Cabot Microelectronics Corp.*...................    1,222       36,892
  Diodes, Inc.*...................................      869       31,866
                                                              ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                                  68,758
                                                              ----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  SOFTWARE 5.7%
  Altiris, Inc.*..................................    2,135      $69,879
  Ansys, Inc.*....................................    1,129       56,326
  EPIQ Systems, Inc.*.............................    3,373       60,950
  Factset Research Systems, Inc. .................    1,152       66,908
  Kronos, Inc.*...................................    1,137       43,206
  Manhattan Associates, Inc.*.....................    1,209       33,937
  MICROS Systems, Inc.*...........................      551       31,021
  Quality Systems, Inc. ..........................    1,284       54,480
  Take-Two Interactive Software, Inc.*............    2,672       46,439
                                                              ----------
TOTAL SOFTWARE                                                   463,146
                                                              ----------

  SPECIALTY RETAIL 6.5%
  Childrens Place Retail Stores Inc. (The)*.......      575       31,171
  Christopher & Banks Corp. ......................    3,739       66,479
  Dress Barn, Inc.*...............................    1,392       31,278
  Guitar Center, Inc.*............................      961       43,966
  Gymboree Corp.*.................................      911       39,437
  Hibbett Sporting Goods, Inc.*...................    1,627       52,243
  HOT Topic, Inc.*................................    5,152       53,632
  Jos. A. Bank Clothiers, Inc.*...................    1,619       50,124
  Stage Stores, Inc. .............................    2,240       71,882
  Tractor Supply Co.*.............................    1,324       66,637
  Tween Brands, Inc.*.............................      673       23,010
                                                              ----------
TOTAL SPECIALTY RETAIL                                           529,859
                                                              ----------

  TEXTILES, APPAREL & LUXURY GOODS 2.7%
  Crocs, Inc.*....................................      485       24,415
  Deckers Outdoor Corp.*..........................      594       34,636
  Fossil, Inc.*...................................    2,182       49,117
  K-Swiss, Inc. -- Class A........................    2,258       71,398
  Quiksilver, Inc.*...............................    2,806       39,873
                                                              ----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                 219,439
                                                              ----------

See Notes to Financial Statements.

 44

RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THRIFTS & MORTGAGE FINANCE 0.6%
  Franklin Bank Corp.*............................    2,595      $49,305
                                                              ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                  49,305
                                                              ----------
TOTAL COMMON STOCKS
  (Cost $7,839,053)                                            8,173,444
                                                              ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................    5,760        5,760
                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $5,760)                                                    5,760
                                                              ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,844,813)                                            8,179,204
                                                              ----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)
                                                                 (2,116)
                                                              ----------
NET ASSETS--100.0%                                            $8,177,088
------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 100.0%
  AUTO COMPONENTS 2.6%
  Goodyear Tire & Rubber Co.*.....................  19,488      $481,159
  Johnson Controls, Inc. .........................  4,452        411,632
                                                             -----------
TOTAL AUTO COMPONENTS                                            892,791
                                                             -----------

  AUTOMOBILES 3.6%
  Ford Motor Co. .................................  52,845       429,630
  General Motors Corp. ...........................  12,782       419,761
  Harley-Davidson, Inc. ..........................  5,382        367,429
                                                             -----------
TOTAL AUTOMOBILES                                              1,216,820
                                                             -----------

  DISTRIBUTORS 1.1%
  Genuine Parts Co. ..............................  7,924        376,548
                                                             -----------
TOTAL DISTRIBUTORS                                               376,548
                                                             -----------

  DIVERSIFIED CONSUMER SERVICES 2.4%
  Apollo Group, Inc. -- Class A*..................  9,576        415,598
  H&R Block, Inc. ................................  15,890       390,894
                                                             -----------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                 806,492
                                                             -----------

  HOTELS, RESTAURANTS & LEISURE 13.4%
  Carnival Corp. .................................  7,840        404,230
  Darden Restaurants, Inc. .......................  9,254        362,202
  Harrah's Entertainment, Inc. ...................  4,704        397,394
  Hilton Hotels Corp. ............................  10,766       381,009
  International Game Technology, Inc. ............  8,316        361,413
  Marriott International, Inc. -- Class A.........  8,148        392,245
  McDonald's Corp. ...............................  8,624        382,474
  Starbucks Corp.*................................  10,276       359,043
  Starwood Hotels & Resorts Worldwide, Inc. ......  5,894        368,847
  Wendy's International, Inc. ....................  11,186       379,877

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Wyndham Worldwide Corp.*........................  11,942      $372,590
  Yum! Brands, Inc. ..............................  6,370        382,264
                                                             -----------
TOTAL HOTELS, RESTAURANTS & LEISURE
                                                               4,543,588
                                                             -----------

  HOUSEHOLD DURABLES 14.9%
  Black & Decker Corp. ...........................  4,780        417,198
  Centex Corp. ...................................  6,650        357,038
  D.R. Horton, Inc. ..............................  13,796       400,912
  Fortune Brands, Inc. ...........................  4,494        376,238
  Harman International Industries, Inc. ..........  3,661        346,221
  KB Home.........................................  7,238        392,444
  Leggett & Platt, Inc. ..........................  15,840       383,962
  Lennar Corp. -- Class A.........................  7,056        383,705
  Newell Rubbermaid, Inc..........................  12,740       376,340
  Pulte Homes, Inc. ..............................  11,256       386,531
  Snap-On, Inc. ..................................  7,924        382,016
  Stanley Works...................................  7,546        432,084
  Whirlpool Corp. ................................  4,550        416,006
                                                             -----------
TOTAL HOUSEHOLD DURABLES                                       5,050,695
                                                             -----------

  INTERNET & CATALOG RETAIL 2.2%
  Amazon.Com, Inc.*...............................  9,352        352,290
  IAC/InterActiveCorp*............................  9,730        373,632
                                                             -----------
TOTAL INTERNET & CATALOG RETAIL
                                                                 725,922
                                                             -----------

  LEISURE EQUIPMENT & PRODUCTS 4.6%
  Brunswick Corp. ................................  11,592       395,403
  Eastman Kodak Co. ..............................  14,196       367,108
  Hasbro, Inc. ...................................  13,852       393,397
  Mattel, Inc. ...................................  16,380       399,017
                                                             -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                               1,554,925
                                                             -----------

  MEDIA 20.1%
  CBS Corp. -- Class B............................  11,696       364,564
  Clear Channel Communications, Inc. .............  10,542       382,885
  Comcast Corp. -- Class A*.......................  8,708        385,939
  DIRECTV Group, Inc.*............................  14,959       364,850
  Dow Jones & Co., Inc. ..........................  9,618        362,695

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  E.W. Scripps Co. -- Class A.....................  7,420       $362,319
  Gannett Co., Inc. ..............................  6,104        354,887
  Interpublic Group of Cos., Inc.*................  31,521       414,816
  McGraw-Hill Cos., Inc. .........................  5,418        363,439
  Meredith Corp. .................................  6,650        392,084
  New York Times Co. -- Class A...................  15,344       354,293
  News Corp. -- Class A...........................  17,654       410,455
  Omnicom Group, Inc. ............................  3,528        371,146
  Time Warner, Inc. ..............................  17,276       377,826
  Tribune Co. ....................................  11,788       360,006
  Univision Communications, Inc. -- Class A*......  10,598       378,455
  Viacom, Inc. -- Class B*........................  9,856        400,843
  Walt Disney Co. ................................  10,906       383,564
                                                             -----------
TOTAL MEDIA                                                    6,785,066
                                                             -----------

  MULTILINE RETAIL 11.6%
  Big Lots, Inc.*.................................  15,602       404,560
  Dillard's, Inc. -- Class A......................  10,682       366,820
  Dollar General Corp. ...........................  23,800       403,172
  Family Dollar Stores, Inc. .....................  12,915       418,446
  Federated Department Stores, Inc. ..............  9,632        399,632
  J.C. Penney Holding Co., Inc. ..................  4,704        382,153
  Kohl's Corp.*...................................  5,292        375,256
  Nordstrom, Inc. ................................  7,434        414,148
  Sears Holdings Corp.*...........................  2,142        378,384
  Target Corp. ...................................  6,370        390,863
                                                             -----------
TOTAL MULTILINE RETAIL                                         3,933,434
                                                             -----------
  SPECIALTY RETAIL 17.9%
  AutoNation, Inc.*...............................  17,906       401,990
  AutoZone, Inc.*.................................  3,192        401,011
  Bed Bath & Beyond, Inc.*........................  9,198        388,064

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Best Buy Co., Inc. .............................  7,420       $373,968
  Circuit City Stores, Inc. ......................  16,150       329,622
  Gap, Inc. ......................................  18,354       351,846
  Home Depot, Inc. ...............................  9,380        382,141
  Limited Brands, Inc. ...........................  12,292       343,438
  Lowe's Cos., Inc. ..............................  11,914       401,621
  Office Depot, Inc.*.............................  9,296        347,577
  OfficeMax, Inc. ................................  7,350        354,931
  RadioShack Corp. ...............................  21,518       475,548
  Sherwin-Williams Co. ...........................  5,894        407,275
  Staples, Inc. ..................................  13,650       351,078
  Tiffany & Co. ..................................  9,688        380,351
  TJX Cos., Inc. .................................  12,880       380,862
                                                             -----------
TOTAL SPECIALTY RETAIL                                         6,071,323
                                                             -----------

  TEXTILES, APPAREL & LUXURY GOODS 5.6%
  Coach, Inc.*....................................  8,694        398,707
  Jones Apparel Group, Inc. ......................  11,060       377,810
  Liz Claiborne, Inc. ............................  8,526        378,554
  Nike, Inc. -- Class B...........................  3,892        384,569
  V.F. Corp. .....................................  4,536        344,146
                                                             -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                               1,883,786
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $32,846,866)                                          33,841,390
                                                             -----------

SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................  2,487          2,487
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,487)                                                    2,487
                                                             -----------
TOTAL INVESTMENTS 100.0%
  (Cost $32,849,353)                                          33,843,877
                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)
                                                                  (2,387)
                                                             -----------
NET ASSETS--100.0%                                           $33,841,490
------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.8%

  BEVERAGES 20.8%
  Anheuser-Busch Cos., Inc. ......................   4,010     $204,390
  Brown-Forman Corp. -- Class B...................   2,910      190,867
  Coca-Cola Co. (The).............................   3,968      189,988
  Coca-Cola Enterprises, Inc. ....................   9,589      196,766
  Constellation Brands, Inc. -- Class A*..........   6,862      169,766
  Molson Coors Brewing Co. -- Class B.............   2,628      212,342
  Pepsi Bottling Group, Inc. .....................   6,086      192,500
  PepsiCo, Inc. ..................................   3,090      201,592
                                                             ----------
TOTAL BEVERAGES                                               1,558,211
                                                             ----------
  FOOD & STAPLES RETAILING 23.8%
  Costco Wholesale Corp. .........................   3,614      203,035
  CVS Corp. ......................................   6,362      214,081
  Kroger Co. .....................................   7,995      204,672
  Safeway, Inc. ..................................   5,700      205,371
  SUPERVALU, Inc. ................................   5,439      206,573
  Sysco Corp. ....................................   5,358      185,119
  Wal-Mart Stores, Inc. ..........................   4,180      199,344
  Walgreen Co. ...................................   4,363      197,644
  Whole Foods Market, Inc. .......................   3,959      170,989
                                                             ----------
TOTAL FOOD & STAPLES RETAILING                                1,786,828
                                                             ----------

  FOOD PRODUCTS 31.0%
  Archer-Daniels-Midland Co. .....................   5,933      189,856
  Campbell Soup Co. ..............................   4,891      188,206
  ConAgra Foods, Inc. ............................   7,333      188,532
  Dean Foods Co.*.................................   4,504      199,302
  General Mills, Inc. ............................   3,368      192,784
  H.J. Heinz Co. .................................   4,174      196,679
  Hershey Co. (The)...............................   3,806      194,258
  Kellogg Co. ....................................   3,839      189,148
  McCormick & Co, Inc. ...........................   4,927      192,350

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Sara Lee Corp. .................................  11,462     $196,573
  Tyson Foods, Inc. -- Class A....................  11,627      206,379
  Wm. Wrigley Jr. Co. ............................   3,734      192,376
                                                             ----------
TOTAL FOOD PRODUCTS                                           2,326,443
                                                             ----------

  HOUSEHOLD PRODUCTS 10.6%
  Clorox Co. .....................................   3,048      199,400
  Colgate-Palmolive Co. ..........................   2,973      203,056
  Kimberly-Clark Corp. ...........................   2,889      200,497
  Procter & Gamble Co. ...........................   3,030      196,556
                                                             ----------
TOTAL HOUSEHOLD PRODUCTS                                        799,509
                                                             ----------

  PERSONAL PRODUCTS 5.7%
  Avon Products, Inc. ............................   5,870      201,869
  Estee Lauder Cos., Inc -- Class A...............   4,732      224,770
                                                             ----------
TOTAL PERSONAL PRODUCTS                                         426,639
                                                             ----------

  TOBACCO 7.9%
  Altria Group, Inc. .............................   2,277      198,987
  Reynolds American, Inc. ........................   3,012      194,274
  UST, Inc. ......................................   3,443      197,766
                                                             ----------
TOTAL TOBACCO                                                   591,027
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,234,929)                                           7,488,657
                                                             ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................   9,563        9,563
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $9,563)                                                   9,563
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,244,492)                                           7,498,220
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                  3,590
                                                             ----------
NET ASSETS--100.0%                                           $7,501,810
-----------------------------------------------------------------------

(a) Amount represents less than 0.05% of net assets.

 *  Non-Income Producing Security.

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.8%
  ENERGY EQUIPMENT & SERVICES 35.0%
  Baker Hughes, Inc. .............................   3,064     $211,508
  BJ Services Co. ................................   7,454      206,178
  ENSCO International, Inc. ......................   4,926      250,586
  Halliburton Co. ................................   7,290      215,347
  Nabors Industries Ltd.*.........................   7,389      223,739
  National-Oilwell Varco, Inc.*...................   3,576      216,849
  Noble Corp. ....................................   2,976      223,051
  Rowan Cos., Inc. ...............................   6,430      211,483
  Schlumberger Ltd. ..............................   3,548      225,262
  Smith International, Inc. ......................   5,445      216,057
  Transocean, Inc.*...............................   2,873      222,284
  Weatherford International Ltd.*.................   5,159      208,320
                                                             ----------
TOTAL ENERGY EQUIPMENT & SERVICES.................            2,630,664
                                                             ----------
  OIL, GAS & CONSUMABLE FUELS 64.8%
  Anadarko Petroleum Corp. .......................   5,268      230,475
  Apache Corp. ...................................   3,482      254,081
  Chesapeake Energy Corp. ........................   7,695      227,849
  Chevron Corp. ..................................   3,179      231,685
  ConocoPhillips..................................   3,293      218,688
  CONSOL Energy, Inc. ............................   6,819      234,778
  Devon Energy Corp. .............................   3,392      237,745
  El Paso Corp. ..................................  15,655      242,966
  EOG Resources, Inc. ............................   3,492      241,402
  Exxon Mobil Corp. ..............................   3,099      229,636

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Hess Corp. .....................................   4,587     $247,652
  Kinder Morgan, Inc. ............................   2,272      240,832
  Marathon Oil Corp. .............................   2,511      226,844
  Murphy Oil Corp. ...............................   4,539      225,634
  Occidental Petroleum Corp. .....................   4,618      214,090
  Peabody Energy Corp. ...........................   5,467      223,218
  Spectra Energy Corp.*...........................   8,135      212,486
  Sunoco, Inc. ...................................   3,513      221,776
  Valero Energy Corp. ............................   4,353      236,281
  Williams Cos., Inc. ............................   8,827      238,241
  XTO Energy, Inc. ...............................   4,805      242,508
                                                             ----------
TOTAL OIL, GAS & CONSUMABLE FUELS.................            4,878,867
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,269,192)...............................            7,509,531
                                                             ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  11,839       11,839
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $11,839)                                                 11,839
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,281,031)                                           7,521,370
                                                             ----------

LIABILITIES IN EXCESS OF OTHER ASSETS--0.0%(A)
                                                                   (489)
                                                             ----------
NET ASSETS--100.0%                                           $7,520,881
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.7%
  CAPITAL MARKETS 19.6%
  Ameriprise Financial, Inc. .....................    1,050      $61,908
  Bank of New York Co., Inc.......................    1,454       58,175
  Bear Stearns Cos., Inc. ........................      351       57,862
  Charles Schwab Corp. ...........................    2,973       56,249
  E*Trade Financial Corp.*........................    2,478       60,414
  Federated Investors, Inc. -- Class B............    1,724       60,874
  Franklin Resources, Inc. .......................      507       60,389
  Goldman Sachs Group, Inc. ......................      288       61,102
  Janus Capital Group, Inc. ......................    2,711       55,521
  Legg Mason, Inc. ...............................      598       62,700
  Lehman Brothers Holdings, Inc. .................      756       62,174
  Mellon Financial Corp. .........................    1,353       57,827
  Merrill Lynch & Co., Inc. ......................      627       58,662
  Morgan Stanley..................................      726       60,106
  Northern Trust Corp. ...........................      969       58,867
  State Street Corp. .............................      856       60,819
  T. Rowe Price Group, Inc. ......................    1,292       62,003
                                                              ----------
TOTAL CAPITAL MARKETS                                          1,015,652
                                                              ----------

  COMMERCIAL BANKS 20.9%
  BB&T Corp. .....................................    1,302       55,022
  Comerica, Inc. .................................      969       57,462
  Commerce Bancorp, Inc. .........................    1,570       53,035
  Compass Bancshares, Inc. .......................      963       58,647
  Fifth Third Bancorp.............................    1,407       56,139
  First Horizon National Corp. ...................    1,391       60,647
  Huntington Bancshares, Inc. ....................    2,306       53,684
  KeyCorp.........................................    1,517       57,904
  M&T Bank Corp. .................................      472       57,258
  Marshall & Ilsley Corp. ........................    1,202       56,566
  National City Corp. ............................    1,570       59,424
  PNC Financial Services Group, Inc. .............      781       57,614
  Regions Financial Corp. ........................    1,541       55,877
  SunTrust Banks, Inc. ...........................      679       56,425

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Synovus Financial Corp. ........................    1,896      $60,539
  U.S. Bancorp....................................    1,606       57,174
  Wachovia Corp. .................................    1,008       56,952
  Wells Fargo & Co. ..............................    1,612       57,903
  Zions Bancorp...................................      702       59,544
                                                              ----------
TOTAL COMMERCIAL BANKS                                         1,087,816
                                                              ----------

  CONSUMER FINANCE 3.2%
  American Express Co. ...........................      933       54,319
  Capital One Financial Corp. ....................      750       60,300
  SLM Corp. ......................................    1,168       53,682
                                                              ----------
TOTAL CONSUMER FINANCE                                           168,301
                                                              ----------

  DIVERSIFIED FINANCIAL SERVICES 6.9%
  Bank of America Corp. ..........................    1,077       56,628
  Chicago Mercantile Exchange Holdings, Inc. .....      109       61,400
  CIT Group, Inc. ................................    1,071       63,146
  Citigroup, Inc. ................................    1,063       58,603
  JPMorgan Chase & Co. ...........................    1,190       60,607
  Moody's Corp. ..................................      823       58,894
                                                              ----------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                 359,278
                                                              ----------

  INSURANCE 25.5%
  ACE Ltd. .......................................      947       54,718
  AFLAC, Inc. ....................................    1,277       60,798
  Allstate Corp. .................................      882       53,061
  Ambac Financial Group, Inc. ....................      651       57,353
  American International Group, Inc. .............      797       54,555
  Aon Corp. ......................................    1,588       56,946
  Chubb Corp. ....................................    1,101       57,296
  Cincinnati Financial Corp. .....................    1,231       55,075
  Genworth Financial, Inc. -- Class A.............    1,697       59,225
  Hartford Financial Services Group, Inc. ........      625       59,319
  Lincoln National Corp. .........................      886       59,486
  Loews Corp. ....................................    1,383       60,105

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Marsh & McLennan Cos., Inc. ....................    1,874      $55,283
  MBIA, Inc. .....................................      791       56,818
  MetLife, Inc. ..................................      979       60,815
  Principal Financial Group, Inc. ................      986       60,747
  Progressive Corp. ..............................    2,377       55,123
  Prudential Financial, Inc. .....................      669       59,628
  SAFECO Corp. ...................................      904       57,865
  St. Paul Travelers Cos., Inc. ..................    1,073       54,562
  Torchmark Corp. ................................      896       58,231
  UnumProvident Corp. ............................    2,859       62,898
  XL Capital Ltd. -- Class A......................      797       54,993
                                                              ----------
TOTAL INSURANCE                                                1,324,900
                                                              ----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 14.5%
  Apartment Investment & Management Co. -- Class
    A.............................................    1,018       63,757
  Archstone-Smith Trust...........................      979       61,883
  AvalonBay Communities, Inc. ....................      441       65,427
  Boston Properties, Inc. ........................      499       62,919
  Equity Office Properties Trust..................    1,202       66,771
  Equity Residential Properties Trust.............    1,107       62,302
  Kimco Realty Corp. .............................    1,249       61,950
  Plum Creek Timber Co., Inc. ....................    1,490       59,973
  ProLogis........................................      925       60,125
  Public Storage, Inc. ...........................      598       65,038
  Simon Property Group, Inc. .....................      572       65,431
  Vornado Realty Trust............................      466       57,015
                                                              ----------
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)
                                                                 752,591
                                                              ----------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------

  REAL ESTATE MANAGEMENT & DEVELOPMENT 2.6%
  CB Richard Ellis Group, Inc. -- Class A*........    1,744      $65,592
  Realogy Corp.*..................................    2,253       67,365
                                                              ----------
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT
                                                                 132,957
                                                              ----------

  THRIFTS & MORTGAGE FINANCE 6.5%
  Countrywide Financial Corp. ....................    1,377       59,872
  Federal Home Loan Mortgage Corp. ...............      833       54,087
  Federal National Mortgage Association...........      953       53,873
  MGIC Investment Corp. ..........................      925       57,091
  Sovereign Bancorp, Inc. ........................    2,241       55,240
  Washington Mutual, Inc. ........................    1,271       56,674
                                                              ----------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 336,837
                                                              ----------
TOTAL COMMON STOCKS
  (Cost $4,969,306)                                            5,178,332
                                                              ----------

SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................   12,519       12,519
                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,519)                                                  12,519
                                                              ----------
TOTAL INVESTMENTS 99.9%
  (Cost $4,981,825)                                            5,190,851
                                                              ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                   3,328
                                                              ----------
NET ASSETS--100.0%                                            $5,194,179
------------------------------------------------------------------------

* Non-Income Producing Security.

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 100.0%
  BIOTECHNOLOGY 10.3%
  Amgen, Inc.*....................................    1,983     $139,544
  Biogen Idec, Inc.*..............................    2,712      131,098
  Celgene Corp.*..................................    2,379      127,705
  Genzyme Corp.*..................................    2,196      144,343
  Gilead Sciences, Inc.*..........................    2,160      138,931
  MedImmune, Inc.*................................    4,250      147,305
                                                              ----------
TOTAL BIOTECHNOLOGY                                              828,926
                                                              ----------
  HEALTH CARE EQUIPMENT & SUPPLIES 20.5%
  Bausch & Lomb, Inc. ............................    2,682      149,334
  Baxter International, Inc. .....................    2,991      148,533
  Becton Dickinson & Co. .........................    1,935      148,879
  Biomet, Inc. ...................................    3,315      140,423
  Boston Scientific Corp.*........................    8,546      157,674
  C.R. Bard, Inc. ................................    1,662      137,148
  Hospira, Inc.*..................................    4,067      149,584
  Medtronic, Inc. ................................    2,562      136,939
  St Jude Medical, Inc.*..........................    3,707      158,511
  Stryker Corp. ..................................    2,535      157,018
  Zimmer Holdings, Inc.*..........................    1,809      152,354
                                                              ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                               1,636,397
                                                              ----------

  HEALTH CARE PROVIDERS & SERVICES 33.0%
  Aetna, Inc. ....................................    3,222      135,839
  AmerisourceBergen Corp. ........................    2,997      156,983
  Cardinal Health, Inc. ..........................    2,142      152,982
  Caremark Rx, Inc. ..............................    2,769      169,629
  Cigna Corp. ....................................    1,074      142,198
  Coventry Health Care, Inc.*.....................    2,781      143,361
  Express Scripts, Inc.*..........................    2,028      140,987
  Health Management Associates, Inc. -- Class A...    6,812      132,493
  Humana, Inc.*...................................    2,526      140,193
  Laboratory Corp. of America Holdings*...........    1,938      142,327
  Manor Care, Inc. ...............................    2,952      157,164
  McKesson Corp. .................................    2,721      151,696
  Medco Health Solutions, Inc.*...................    2,673      158,268

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Patterson Cos., Inc.*...........................    3,752     $141,113
  Quest Diagnostics, Inc. ........................    2,664      139,807
  Tenet Healthcare Corp.*.........................   20,409      144,087
  UnitedHealth Group, Inc. .......................    2,778      145,178
  WellPoint, Inc.*................................    1,806      141,554
                                                              ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                               2,635,859
                                                              ----------

  HEALTH CARE TECHNOLOGY 1.8%
  IMS Health, Inc. ...............................    5,015      144,733
                                                              ----------
TOTAL HEALTH CARE TECHNOLOGY                                     144,733
                                                              ----------

  LIFE SCIENCES TOOLS & SERVICES 9.0%
  Applera Corp. -- Applied Biosystems Group.......    3,668      127,500
  Millipore Corp.*................................    2,034      139,288
  PerkinElmer, Inc. ..............................    6,254      149,283
  Thermo Electron Corp.*..........................    3,048      145,847
  Waters Corp.*...................................    2,781      157,655
                                                              ----------
TOTAL LIFE SCIENCES TOOLS & SERVICES
                                                                 719,573
                                                              ----------

  PHARMACEUTICALS 25.4%
  Abbott Laboratories.............................    2,871      152,163
  Allergan, Inc. .................................    1,140      133,049
  Barr Pharmaceuticals, Inc.*.....................    2,700      144,504
  Bristol-Myers Squibb Co. .......................    5,435      156,474
  Eli Lilly & Co. ................................    2,553      138,168
  Forest Laboratories, Inc.*......................    2,703      151,665
  Johnson & Johnson...............................    2,100      140,280
  King Pharmaceuticals, Inc.*.....................    8,549      152,685
  Merck & Co., Inc. ..............................    3,162      141,499
  Mylan Laboratories, Inc. .......................    6,776      150,021
  Pfizer, Inc. ...................................    5,429      142,457
  Schering-Plough Corp. ..........................    5,894      147,350
  Watson Pharmaceuticals, Inc.*...................    5,276      143,613
  Wyeth...........................................    2,721      134,445
                                                              ----------
TOTAL PHARMACEUTICALS                                          2,028,373
                                                              ----------
TOTAL COMMON STOCKS
  (Cost $7,439,441)                                            7,993,861
                                                              ----------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................      774         $774
                                                              ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $774)                                                        774
                                                              ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,440,215)                                            7,994,635
                                                              ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                      65
                                                              ----------
NET ASSETS--100.0%                                            $7,994,700
------------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 100.0%
  AEROSPACE & DEFENSE 19.6%
  Boeing Co. .....................................   1,623     $145,356
  General Dynamics Corp. .........................   2,030      158,644
  Goodrich Corp. .................................   3,233      158,482
  Honeywell International, Inc. ..................   3,374      154,158
  L-3 Communications Holdings, Inc. ..............   1,757      144,671
  Lockheed Martin Corp. ..........................   1,635      158,906
  Northrop Grumman Corp. .........................   2,186      155,075
  Raytheon Co. ...................................   2,795      145,060
  Rockwell Collins, Inc. .........................   2,342      159,748
  United Technologies Corp. ......................   2,357      160,323
                                                             ----------
TOTAL AEROSPACE & DEFENSE                                     1,540,423
                                                             ----------

  AIR FREIGHT & LOGISTICS 3.6%
  FedEx Corp. ....................................   1,278      141,091
  United Parcel Service, Inc. -- Class B..........   1,919      138,705
                                                             ----------
TOTAL AIR FREIGHT & LOGISTICS                                   279,796
                                                             ----------

  AIRLINES 1.8%
  Southwest Airlines Co. .........................   9,261      139,841
                                                             ----------
TOTAL AIRLINES                                                  139,841
                                                             ----------

  BUILDING PRODUCTS 4.1%
  American Standard Cos., Inc. ...................   3,257      160,863
  Masco Corp. ....................................   5,026      160,782
                                                             ----------
TOTAL BUILDING PRODUCTS                                         321,645
                                                             ----------

  COMMERCIAL SERVICES & SUPPLIES 17.3%
  Allied Waste Industries, Inc.*..................  11,678      149,362
  Avery Dennison Corp. ...........................   2,183      149,230
  Cintas Corp. ...................................   3,443      141,679
  Equifax, Inc. ..................................   3,575      148,470
  Monster Worldwide, Inc.*........................   3,116      153,961
  Pitney Bowes, Inc. .............................   3,164      151,461
  R.R. Donnelley & Sons Co. ......................   4,127      153,112

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Robert Half International, Inc. ................   3,923     $159,666
  Waste Management, Inc. .........................   3,980      151,160
                                                             ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                              1,358,101
                                                             ----------

  CONSTRUCTION & ENGINEERING 1.8%
  Fluor Corp. ....................................   1,748      144,385
                                                             ----------
TOTAL CONSTRUCTION & ENGINEERING
                                                                144,385
                                                             ----------

  ELECTRICAL EQUIPMENT 7.6%
  American Power Conversion Corp. ................   4,814      147,982
  Cooper Industries Ltd., -- Class A..............   1,638      149,697
  Emerson Electric Co. ...........................   3,485      156,721
  Rockwell Automation, Inc. ......................   2,372      145,190
                                                             ----------
TOTAL ELECTRICAL EQUIPMENT                                      599,590
                                                             ----------

  INDUSTRIAL CONGLOMERATES 7.4%
  3M Co. .........................................   1,880      139,684
  General Electric Co. ...........................   3,938      141,965
  Textron, Inc. ..................................   1,569      146,184
  Tyco International Ltd. ........................   4,850      154,618
                                                             ----------
TOTAL INDUSTRIAL CONGLOMERATES                                  582,451
                                                             ----------

  MACHINERY 25.1%
  Caterpillar, Inc. ..............................   2,381      152,551
  Cummins, Inc. ..................................   1,221      164,298
  Danaher Corp. ..................................   2,003      148,342
  Deere & Co. ....................................   1,539      154,331
  Dover Corp. ....................................   2,972      147,411
  Eaton Corp. ....................................   1,967      154,114
  Illinois Tool Works, Inc. ......................   3,143      160,262
  Ingersoll-Rand Co., Ltd. -- Class A.............   3,755      161,014
  ITT Corp. ......................................   2,708      161,532
  PACCAR, Inc. ...................................   2,240      149,789
  Pall Corp. .....................................   4,226      146,896
  Parker-Hannifin Corp. ..........................   1,862      154,099
  Terex Corp.*....................................   2,129      121,119
                                                             ----------
TOTAL MACHINERY                                               1,975,758
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ROAD & RAIL 9.7%
  Burlington Northern Santa Fe Corp. .............   1,958     $157,345
  CSX Corp. ......................................   4,154      152,826
  Norfolk Southern Corp. .........................   2,879      142,942
  Ryder System, Inc. .............................   2,864      156,202
  Union Pacific Corp. ............................   1,566      158,166
                                                             ----------
TOTAL ROAD & RAIL                                               767,481
                                                             ----------
  TRADING COMPANIES & DISTRIBUTORS 2.0%
  W.W. Grainger, Inc. ............................   2,072      160,891
                                                             ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                160,891
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,403,280)                                           7,870,362
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Prime Money Market Fund....................   1,228       $1,228
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,228)                                                   1,228
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,404,508)                                           7,871,590
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                  2,423
                                                             ----------
NET ASSETS--100.0%                                           $7,874,013
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS 99.8%
  CHEMICALS 44.2%
  Air Products & Chemicals, Inc. .................   4,966      $370,762
  Ashland, Inc. ..................................   5,212       362,495
  Dow Chemical Co. (The)..........................   8,965       372,406
  Du Pont (E.I.) de Nemours & Co. ................   7,381       365,802
  Eastman Chemical Co. ...........................   6,129       358,914
  Ecolab, Inc. ...................................   8,039       352,912
  Hercules, Inc.*.................................  19,050       373,570
  International Flavors & Fragrances, Inc. .......   7,348       356,231
  Monsanto Co. ...................................   7,064       389,156
  PPG Industries, Inc. ...........................   5,446       361,015
  Praxair, Inc. ..................................   5,783       364,676
  Rohm & Haas Co. ................................   6,932       360,880
  Sigma-Aldrich Corp. ............................   9,157       347,508
                                                             -----------
TOTAL CHEMICALS                                                4,736,327
                                                             -----------

  CONSTRUCTION MATERIALS 3.8%
  Vulcan Materials Co. ...........................   3,963       403,592
                                                             -----------
TOTAL CONSTRUCTION MATERIALS                                     403,592
                                                             -----------

  CONTAINERS & PACKAGING 17.1%
  Ball Corp. .....................................   8,270       383,066
  Bemis Co., Inc. ................................  10,492       355,784
  Pactiv Corp.*...................................  10,040       325,698
  Sealed Air Corp. ...............................   5,701       375,696
  Temple-Inland, Inc. ............................   7,879       393,477
                                                             -----------
TOTAL CONTAINERS & PACKAGING                                   1,833,721
                                                             -----------

  METALS & MINING 24.6%
  Alcoa, Inc. ....................................  11,593       374,454
  Allegheny Technologies, Inc. ...................   4,067       420,894

                                                                  MARKET
                                                    SHARES         VALUE
------------------------------------------------------------------------
  Freeport-McMoRan Copper & Gold, Inc. -- Class
    B.............................................   5,989      $344,427
  Newmont Mining Corp. (Holding Co.)..............   7,577       341,723
  Nucor Corp. ....................................   6,081       392,468
  Phelps Dodge Corp. .............................   2,937       363,013
  United States Steel Corp. ......................   4,794       400,251
                                                             -----------
TOTAL METALS & MINING                                          2,637,230
                                                             -----------

  PAPER & FOREST PRODUCTS 10.1%
  International Paper Co. ........................  10,346       348,660
  MeadWestvaco Corp. .............................  11,830       356,556
  Weyerhaeuser Co. ...............................   5,002       375,150
                                                             -----------
TOTAL PAPER & FOREST PRODUCTS                                  1,080,366
                                                             -----------
TOTAL COMMON STOCKS
  (Cost $10,401,119)                                          10,691,236
                                                             -----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   4,829         4,829
                                                             -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,829)                                                    4,829
                                                             -----------
TOTAL INVESTMENTS 99.9%
  (Cost $10,405,948)                                          10,696,065
                                                             -----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                  13,555
                                                             -----------
NET ASSETS--100.0%                                           $10,709,620
------------------------------------------------------------------------

*  Non-Income Producing Security.

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.9%

  COMMUNICATIONS EQUIPMENT 13.3%
  ADC Telecommunications, Inc.*...................   6,745     $108,864
  Avaya, Inc.*....................................   7,430       95,327
  Ciena Corp.*....................................   3,488       97,978
  Cisco Systems, Inc.*............................   3,643       96,868
  Corning, Inc.*..................................   5,154      107,409
  JDS Uniphase Corp.*.............................   5,736      101,986
  Juniper Networks, Inc.*.........................   5,073       91,923
  Motorola, Inc. .................................   4,848       96,233
  QUALCOMM, Inc. .................................   2,544       95,807
  Tellabs, Inc.*..................................   9,504       95,705
                                                             ----------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                988,100
                                                             ----------

  COMPUTERS & PERIPHERALS 14.8%
  Apple, Inc.*....................................   1,146       98,246
  Dell, Inc.*.....................................   3,787       91,835
  EMC Corp.*......................................   7,461      104,379
  Hewlett-Packard Co. ............................   2,513      108,763
  International Business Machines Corp. ..........   1,056      104,702
  Lexmark International, Inc. -- Class A*.........   1,389       87,549
  NCR Corp.*......................................   2,435      115,395
  Network Appliance, Inc.*........................   2,451       92,158
  QLogic Corp.*...................................   4,574       83,704
  SanDisk Corp.*..................................   2,364       95,033
  Sun Microsystems, Inc.*.........................  17,777      118,039
                                                             ----------
TOTAL COMPUTERS & PERIPHERALS                                 1,099,803
                                                             ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 7.7%
  Agilent Technologies, Inc.*.....................   2,946       94,272
  Jabil Circuit, Inc. ............................   3,681       88,307
  Molex, Inc. ....................................   3,105       91,256
  Sanmina-SCI Corp.*..............................  28,134       98,469
  Solectron Corp.*................................  29,803       96,860
  Tektronix, Inc. ................................   3,634      102,733
                                                             ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                571,897
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  INTERNET SOFTWARE & SERVICES 5.4%
  eBay, Inc.*.....................................   3,052      $98,854
  Google, Inc. -- Class A*........................     209      104,772
  VeriSign, Inc.*.................................   3,958       94,596
  Yahoo!, Inc.*...................................   3,734      105,710
                                                             ----------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                403,932
                                                             ----------

  IT SERVICES 17.8%
  Affiliated Computer Services, Inc. -- Class
    A*............................................   2,046      100,234
  Automatic Data Processing, Inc. ................   2,024       96,585
  Cognizant Technology Solutions Corp. -- Class
    A*............................................   1,249      106,527
  Computer Sciences Corp.*........................   1,875       98,363
  Convergys Corp.*................................   4,170      108,587
  Electronic Data Systems Corp. ..................   3,643       95,847
  Fidelity National Information Services, Inc. ...   2,460      104,599
  First Data Corp. ...............................   4,067      101,106
  Fiserv, Inc.*...................................   1,900       99,883
  Paychex, Inc. ..................................   2,463       98,545
  Sabre Holdings Corp. -- Class A.................   3,148      101,712
  Unisys Corp.*...................................  13,483      116,223
  Western Union Co. (The).........................   4,369       97,603
                                                             ----------
TOTAL IT SERVICES                                             1,325,814
                                                             ----------

  OFFICE ELECTRONICS 1.4%
  Xerox Corp.*....................................   5,873      101,015
                                                             ----------
TOTAL OFFICE ELECTRONICS                                        101,015
                                                             ----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 23.1%
  Advanced Micro Devices, Inc.*...................   4,540       70,597
  Altera Corp.*...................................   5,020      100,651
  Analog Devices, Inc. ...........................   3,083      100,968
  Applied Materials, Inc. ........................   5,540       98,224

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Broadcom Corp. -- Class A*......................   2,989      $95,409
  Intel Corp. ....................................   4,792      100,440
  KLA-Tencor Corp. ...............................   1,996       98,263
  Linear Technology Corp. ........................   3,198       98,978
  LSI Logic Corp.*................................  10,639      100,007
  Maxim Integrated Products, Inc. ................   3,254      100,223
  Micron Technology, Inc.*........................   7,330       94,923
  National Semiconductor Corp. ...................   4,297       99,390
  Novellus Systems, Inc.*.........................   2,924       90,147
  NVIDIA Corp.*...................................   2,678       82,081
  PMC-Sierra, Inc.*...............................  13,872       87,394
  Teradyne, Inc.*.................................   6,648       99,055
  Texas Instruments, Inc. ........................   3,385      105,578
  Xilinx, Inc. ...................................   4,042       98,221
                                                             ----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                                                              1,720,549
                                                             ----------

  SOFTWARE 16.4%
  Adobe Systems, Inc.*............................   2,345       91,150
  Autodesk, Inc.*.................................   2,401      104,972
  BMC Software, Inc.*.............................   3,102      106,678
  CA, Inc. .......................................   4,406      108,167

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
  Citrix Systems, Inc.*...........................   3,441     $108,976
  Compuware Corp.*................................  11,773      105,604
  Electronic Arts, Inc.*..........................   1,865       93,250
  Intuit, Inc.*...................................   3,189      100,294
  Microsoft Corp. ................................   3,326      102,640
  Novell, Inc.*...................................  16,201      117,457
  Oracle Corp.*...................................   5,680       97,469
  Symantec Corp.*.................................   4,746       84,052
                                                             ----------
TOTAL SOFTWARE                                                1,220,709
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,192,635)                                           7,431,819
                                                             ----------

SHORT TERM INVESTMENTS 0.1%
  SSgA Prime Money Market Fund....................   3,859        3,859
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,859)                                                   3,859
                                                             ----------
TOTAL INVESTMENTS 100.0%
  (Cost $7,196,494)                                           7,435,678
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0%(A)
                                                                    159
                                                             ----------
NET ASSETS--100.0%                                           $7,435,837
-----------------------------------------------------------------------

 *  Non-Income Producing Security.

(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited)                             January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS 99.7%

  DIVERSIFIED TELECOMMUNICATION SERVICES 17.8%
  AT&T, Inc. .....................................   5,852     $220,211
  CenturyTel, Inc. ...............................   4,873      218,505
  Citizens Communications Co. ....................  14,585      213,816
  Embarq Corp. ...................................   4,025      223,428
  Qwest Communications International, Inc.*.......  26,253      213,962
  Verizon Communications, Inc. ...................   5,721      220,373
  Windstream Corp. ...............................  14,546      216,444
                                                             ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                              1,526,739
                                                             ----------

  ELECTRIC UTILITIES 29.1%
  Allegheny Energy, Inc.*.........................   4,674      217,434
  American Electric Power Co., Inc. ..............   4,918      214,081
  Duke Energy Corp. ..............................  10,712      210,919
  Edison International............................   4,639      208,662
  Entergy Corp. ..................................   2,255      209,377
  Exelon Corp. ...................................   3,334      200,007
  FirstEnergy Corp. ..............................   3,430      203,502
  FPL Group, Inc. ................................   3,800      215,270
  Pinnacle West Capital Corp. ....................   4,150      202,478
  PPL Corp. ......................................   5,768      205,341
  Progress Energy, Inc. ..........................   4,235      201,332
  Southern Co. ...................................   5,646      206,248
                                                             ----------
TOTAL ELECTRIC UTILITIES                                      2,494,651
                                                             ----------

  GAS UTILITIES 6.9%
  Nicor, Inc. ....................................   4,256      193,648
  Peoples Energy Corp. ...........................   4,691      204,293
  Questar Corp. ..................................   2,372      192,607
                                                             ----------
TOTAL GAS UTILITIES                                             590,548
                                                             ----------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 9.6%
  AES Corp.*......................................   9,138     $189,979
  Constellation Energy Group, Inc. ...............   3,037      220,334
  Dynegy, Inc. -- Class A*........................  29,481      207,841
  TXU Corp. ......................................   3,747      202,638
                                                             ----------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                820,792
                                                             ----------

  MULTI-UTILITIES 31.5%
  Ameren Corp. ...................................   3,863      205,164
  CenterPoint Energy, Inc. .......................  12,620      217,821
  CMS Energy Corp.*...............................  12,513      208,842
  Consolidated Edison, Inc. ......................   4,289      207,073
  Dominion Resources, Inc. .......................   2,518      208,893
  DTE Energy Co. .................................   4,283      198,603
  KeySpan Corp. ..................................   5,055      206,244
  NiSource, Inc. .................................   8,571      203,990
  PG&E Corp. .....................................   4,412      205,952
  Public Service Enterprise Group, Inc. ..........   3,103      207,994
  Sempra Energy...................................   3,678      211,043
  TECO Energy, Inc. ..............................  11,983      203,232
  Xcel Energy, Inc. ..............................   8,951      208,827
                                                             ----------
TOTAL MULTI-UTILITIES                                         2,693,678
                                                             ----------

  WIRELESS TELECOMMUNICATION SERVICES 4.8%
  ALLTEL Corp. ...................................   3,598      220,521
  Sprint Nextel Corp. ............................  10,803      192,618
                                                             ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                413,139
                                                             ----------
TOTAL COMMON STOCKS
  (Cost $8,343,798)                                           8,539,547
                                                             ----------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS (Unaudited) (continued)                 January 31, 2007
--------------------------------------------------------------------------------

                                                                 MARKET
                                                    SHARES        VALUE
-----------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.2%
  SSgA Prime Money Market Fund....................  17,395      $17,395
                                                             ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $17,395)                                                 17,395
                                                             ----------
TOTAL INVESTMENTS 99.9%
  (Cost $8,361,193)                                           8,556,942
                                                             ----------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                  7,069
                                                             ----------
NET ASSETS--100.0%                                           $8,564,011
-----------------------------------------------------------------------

*  Non-Income Producing Security.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)  January 31, 2007
--------------------------------------------------------------------------------
SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities of which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in Money Market mutual funds, which are valued at NAV.

Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurement ("SFAS 157"). SFAS 157, which is effective for fiscal years beginning after November 15, 2007, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

Accordingly, gross unrealized appreciation and depreciation at January 31, 2007 were as follows:

                                                       GROSS          GROSS
                                   IDENTIFIED     UNREALIZED     UNREALIZED   NET UNREALIZED
                                         COST   APPRECIATION   DEPRECIATION     APPRECIATION
                               --------------   ------------   ------------   --------------
Rydex S&P Equal Weight ETF...  $1,783,108,767   $253,158,203   $38,465,478     $214,692,725
Rydex Russell Top 50 ETF.....     490,040,278     28,754,788     3,262,725       25,492,063
Rydex S&P 500 Pure Value
  ETF........................      23,986,178      2,107,753       217,364        1,890,389
Rydex S&P 500 Pure Growth
  ETF........................      24,676,944      1,604,417       548,566        1,055,851
Rydex S&P MidCap 400 Pure
  Value ETF..................       8,474,524        683,497       193,599          489,898
Rydex S&P MidCap 400 Pure
  Growth ETF.................      23,709,274      1,589,588     1,221,616          367,972
Rydex S&P SmallCap 600 Pure
  Value ETF..................      10,285,150        831,547       360,059          471,488
Rydex S&P SmallCap 600 Pure
  Growth ETF.................       7,844,813        648,916       314,525          334,391
Rydex S&P Equal Weight
  Consumer Discretionary
  ETF........................      32,849,353      1,280,417       285,893          994,524
Rydex S&P Equal Weight
  Consumer Staples ETF.......       7,244,492        400,538       146,810          253,728
Rydex S&P Equal Weight Energy
  ETF........................       7,281,031        334,193        93,854          240,339
Rydex S&P Equal Weight
  Financials ETF.............       4,981,825        242,234        33,208          209,026
Rydex S&P Equal Weight Health
  Care ETF...................       7,440,215        597,688        43,268          554,420
Rydex S&P Equal Weight
  Industrials ETF............       7,404,508        509,577        42,495          467,082
Rydex S&P Equal Weight
  Materials ETF..............      10,405,948        381,351        91,234          290,117
Rydex S&P Equal Weight
  Technology ETF.............       7,196,494        411,863       172,679          239,184
Rydex S&P Equal Weight
  Utilities ETF..............       8,361,193        231,208        35,459          195,749

Other information regarding the Funds is available in the Fund's most recent Report to Shareholders. This information is also available without charge and upon request, by calling (800) 820-0888; as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.

      (a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

      A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust
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By: /s/ Carl Verboncoeur
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        Carl Verboncoeur
        President

Date: 3/29/07

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Carl Verboncoeur
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        Carl Verboncoeur
        President

Date: 3/29/07
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By: /s/ Nick Bonos
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        Nick Bonos
        Treasurer

Date: 3/29/07
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